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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03826

AIM Sector Funds
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	3/31

Date of reporting period:	9/30/07

Item 1. Reports to Stockholders.

AIM Energy Fund

Semiannual Report to Shareholders • September 30, 2007

For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

Unless otherwise noted, all data in this report are from A I M Management Group Inc.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Not FDIC Insured May lose value No bank guarantee

SECTOR EQUITY

Sectors

Letter to Shareholders	2
Fund Performance	3
Schedule of Investments	4
Financial Statements	6
Notes to Financial Statements	9
Financial Highlights	15
Fund Expenses	19
Approval of Advisory Agreement	20

[AIM Investments Logo]
– registered trademark –

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM’s parent company, and Phil Taylor, who was named CEO of AIM Investments —registered trademark— in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO’s Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen’s direction, AIM’s cash management organization grew to one of the world’s largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

In other news, your Board took a more active role in preparing for “proxy season,” the period when fund managers must vote the shares held by their funds “for” or “against” various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and “say for pay.” The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against “poison pill” and “take under” proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the “About Us” tab, then go to “Required Notices” and “Proxy Voting Activity.”

Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab and go to “Investment Advisory Agreement Renewals.”

Your Board’s ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

1)	How important is it to you to hear about your Board’s decisions and activities in these letters?

2)	What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

3)	Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

We need to hear from you to do our best job, and I look forward to your responses.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Directors

November 19, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

2

AIM Energy Fund

Fund performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 3/31/07–9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	23.77%
Class B Shares	23.32
Class C Shares	23.33
Investor Class Shares	23.76
S&P 500 Index* (Broad Market Index)	8.43
Dow Jones U.S. Oil & Gas Index* (Style-Specific Index)	25.25
Lipper Natural Resource Funds Index* (Peer Group Index)	23.54

Source: *Lipper Inc.

The S&P 500—registered trademark— Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Dow Jones U.S. Oil & Gas Index measures the performance of energy companies within the United States. The index maintains an approximate weighting of 95% in U.S. coal, oil and drilling, and pipeline companies.

The Lipper Natural Resource Funds Index is an equally weighted representation of the largest funds in the Lipper Natural Resource Funds category. These funds invest primarily in the equity securities of domestic and foreign companies engaged in natural resources.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Fund Performance

As of 9/30/07, including applicable sales charges

Class A Shares
Inception (3/28/02)	22.52%
5 Years	30.69
1 Year	34.19

Class B Shares
Inception (3/28/02)	22.83%
5 Years	31.12
1 Year	35.96

Class C Shares
Inception (2/14/00)	21.69%
5 Years	31.24
1 Year	39.95

Investor Class Shares
Inception (1/19/84)	11.94%
10 Years	15.33
5 Years	32.15
1 Year	42.01

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.17%, 1.92%, 1.92% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses on Class B and Class C shares in the past, performance would have been lower.

3

AIM Energy Fund

Portfolio Composition(a)

By industry, based on Net Assets
as of September 30, 2007

Integrated Oil & Gas	28.8%
Oil & Gas Exploration & Production	25.9
Oil & Gas Equipment & Services	23.5
Oil & Gas Drilling	6.2
Oil & Gas Storage & Transportation	5.4
Gas Utilities	2.8
Oil & Gas Refining & Marketing	0.9
Money Market Funds Plus Other Assets Less Liabilities	6.5

Schedule of Investments(a)

September 30, 2007

(Unaudited)

	Shares	Value
Domestic Common Stocks–78.84%
Gas Utilities–2.75%
Questar Corp.	940,000	$49,378,200
Integrated Oil & Gas–18.30%
ConocoPhillips	615,000	53,978,550
ExxonMobil Corp.	465,000	43,040,400
Hess Corp.	1,050,000	69,856,500
Murphy Oil Corp.	1,100,000	76,879,000
Occidental Petroleum Corp.	1,325,000	84,906,000
		328,660,450
Oil & Gas Drilling–6.15%
Diamond Offshore Drilling, Inc.	375,000	42,483,750
Hercules Offshore, Inc.(b)(c)	1,250,000	32,637,500
Nabors Industries Ltd.(c)	1,150,000	35,385,500
		110,506,750
Oil & Gas Equipment & Services–23.48%
Baker Hughes Inc.	575,000	51,962,750
BJ Services Co.	1,700,000	45,135,000
Cameron International Corp.(c)	787,000	72,632,230
FMC Technologies, Inc.(c)	520,000	29,983,200
Grant Prideco, Inc.(c)	1,150,000	62,698,000
Halliburton Co.	1,100,000	42,240,000
National-Oilwell Varco Inc.(c)	50,000	7,225,000
Schlumberger Ltd.	500,000	52,500,000
Weatherford International Ltd.(c)	855,000	57,438,900
		421,815,080
Oil & Gas Exploration & Production–21.79%
Anadarko Petroleum Corp.	685,000	36,818,750
Apache Corp.	495,000	44,579,700

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Bill Barrett Corp.(b)(c)	1,550,000	$61,085,500
Cheniere Energy, Inc.(b)(c)	650,000	25,460,500
Continental Resources, Inc.(c)(d)	2,213,400	40,151,076
Devon Energy Corp.	605,000	50,336,000
Plains Exploration & Production Co.(c)	1,000,000	44,220,000
Southwestern Energy Co.(c)	1,160,000	48,546,000
XTO Energy, Inc.	650,000	40,196,000
		391,393,526
Oil & Gas Refining & Marketing–0.94%
Valero Energy Corp.	250,000	16,795,000
Oil & Gas Storage & Transportation–5.43%
El Paso Corp.	2,300,000	39,031,000
Williams Cos., Inc. (The)	1,720,000	58,583,200
		97,614,200
Total Domestic Common Stocks (Cost $1,007,929,072)		1,416,163,206
Foreign Common Stocks & Other Equity Interests–14.69%
Brazil–3.11%
Petroleo Brasileiro S.A.–ADR (Integrated Oil & Gas)	740,000	55,870,000
Canada–6.39%
Nexen Inc. (Oil & Gas Exploration & Production)(b)	1,115,000	34,052,100
Suncor Energy, Inc. (Integrated Oil & Gas)	425,000	40,294,250
Talisman Energy Inc. (Oil & Gas Exploration & Production)	2,050,000	40,385,000
		114,731,350

4

AIM Energy Fund

	Shares	Value
France–3.07%
Total S.A.–ADR (Integrated Oil & Gas)	680,000	$55,100,400
United Kingdom–2.12%
BP PLC–ADR (Integrated Oil & Gas)	550,000	38,142,500
Total Foreign Common Stocks & Other Equity Interests (Cost $174,967,654)		263,844,250
Money Market Funds–6.27%
Liquid Assets Portfolio–Institutional Class(e)	56,340,006	56,340,006
Premier Portfolio–Institutional Class(e)	56,340,005	56,340,005
Total Money Market Funds (Cost $112,680,011)		112,680,011
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.80% (Cost $1,295,576,737)		1,792,687,467

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.88%
Liquid Assets Portfolio Institutional Class (Cost $105,529,719)(e)(f)	105,529,719	$105,529,719
TOTAL INVESTMENTS–105.68% (Cost $1,401,106,456)		1,898,217,186
OTHER ASSETS LESS LIABILITIES–(5.68)%		(102,037,067)
NET ASSETS–100.00%		$1,796,180,119

Investment Abbreviations:

ADR	–	American Depositary Receipt

Notes to Schedule of Investments:

(a)  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d)  Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2007 represented 2.24% of the Fund's Net Assets. See Note 3.

(e)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(f)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5

AIM Energy Fund

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $1,149,984,090)*	$1,639,856,380
Investments in affiliates, at value (cost $251,122,366)	258,360,806
Total investments (cost $1,401,106,456)	1,898,217,186
Receivables for:
Fund shares sold	6,464,708
Dividends	1,615,369
Investment for trustee deferred compensation and retirement plans	62,408
Other assets	66,389
Total assets	1,906,426,060
Liabilities:
Payables for:
Fund shares reacquired	3,281,455
Trustee deferred compensation and retirement plans	116,364
Collateral upon return of securities loaned	105,529,719
Accrued distribution fees	571,261
Accrued trustees' and officer's fees and benefits	1,796
Accrued transfer agent fees	569,692
Accrued operating expenses	175,654
Total liabilities	110,245,941
Net assets applicable to shares outstanding	$1,796,180,119
Net assets consist of:
Shares of beneficial interest	$1,105,745,321
Undistributed net investment income (loss)	(1,642,902)
Undistributed net realized gain	194,966,970
Unrealized appreciation	497,110,730
$1,796,180,119

Net Assets:
Class A	$770,821,805
Class B	$166,659,233
Class C	$212,270,902
Investor Class	$644,832,018
Institutional Class	$1,596,161
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	15,182,554
Class B	3,441,011
Class C	4,467,857
Investor Class	12,735,864
Institutional Class	31,198
Class A:
Net asset value per share	$50.77
Offering price per share (Net asset value of $50.77 ÷ 94.50%)	$53.72
Class B:
Net asset value and offering price per share	$48.43
Class C:
Net asset value and offering price per share	$47.51
Investor Class:
Net asset value and offering price per share	$50.63
Institutional Class:
Net asset value and offering price per share	$51.16

*  At September 30, 2007, securities with an aggregate value of $101,999,338 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6

AIM Energy Fund

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $186,792)	$6,108,141
Dividends from affiliates (includes securities lending income of $423,570)	2,454,265
Total investment income	8,562,406
Expenses:
Advisory fees	4,886,239
Administrative services fees	198,084
Custodian fees	35,332
Distribution fees:
Class A	825,011
Class B	766,638
Class C	931,466
Investor Class	732,413
Transfer agent fees — A, B, C and Investor	1,494,114
Transfer agent fees — Institutional	58
Trustees' and officer's fees and benefits	29,163
Other	305,579
Total expenses	10,204,097
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(75,410)
Net expenses	10,128,687
Net investment income (loss)	(1,566,281)
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $1,191,207)	161,877,471
Foreign currencies	44
161,877,515
Change in net unrealized appreciation (depreciation) of:
Investment securities	167,479,584
Foreign currencies	(34)
167,479,550
Net realized and unrealized gain	329,357,065
Net increase in net assets resulting from operations	$327,790,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7

AIM Energy Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income (loss)	$(1,566,281)	$(3,438,110)
Net realized gain	161,877,515	107,052,420
Change in net unrealized appreciation	167,479,550	9,961,898
Net increase in net assets resulting from operations	327,790,784	113,576,208
Distributions to shareholders from net realized gains:
Class A	—	(77,496,244)
Class B	—	(21,033,488)
Class C	—	(25,182,648)
Investor Class	—	(72,566,655)
Institutional Class	—	(15,064)
Decrease in net assets resulting from distributions	—	(196,294,099)
Share transactions—net:
Class A	95,456,541	42,778,823
Class B	(1,242,111)	(1,078,947)
Class C	18,141,247	(2,239,340)
Investor Class	31,781,666	(46,915,816)
Institutional Class	1,350,580	39,458
Net increase (decrease) in net assets resulting from share transactions	145,487,923	(7,415,822)
Net increase (decrease) in net assets	473,278,707	(90,133,713)
Net assets:
Beginning of period	1,322,901,412	1,413,035,125
End of period (including undistributed net investment income (loss) of $(1,642,902) and $(76,621), respectively)	$1,796,180,119	$1,322,901,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8

AIM Energy Fund

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Energy Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

9

AIM Energy Fund

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

10

AIM Energy Fund

K.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

For the six months ended September 30, 2007, AIM waived advisory fees of $26,742.

At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $322.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $245,414 in front-end sales commissions from the sale of Class A shares and $51,979, $112,648 and $23,143 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

11

AIM Energy Fund

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income
Liquid Assets Portfolio–Institutional Class	$20,239,843	$158,890,696	$(122,790,533)	$56,340,006	$1,017,064
Premier Portfolio–Institutional Class	20,239,842	158,890,696	(122,790,533)	56,340,005	1,013,631
Subtotal	$40,479,685	$317,781,392	$(245,581,066)	$112,680,011	$2,030,695

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income(a)
Liquid Assets Portfolio–Institutional Class	$—	$250,109,948	$(144,580,229)	$105,529,719	$36,530
Premier Portfolio–Institutional Class	275,543,072	302,263,747	(577,806,819)	—	387,040
Subtotal	$275,543,072	$552,373,695	$(722,387,048)	$105,529,719	$423,570

(a)  Net of compensation to counterparties.

Investments in Other Affiliates:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended September 30, 2007.

	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Value 09/30/07	Dividend Income	Realized Gain (Loss)
Continental Resources, Inc.(b)	$—	$32,912,636	$—	$7,238,440	$40,151,076	$—	$—
Total Investments in Affiliates	$316,022,757	$903,067,723	$(967,968,114)	$7,238,440	$258,360,806	$2,454,265	$—

(b)  As of September 30, 2007, security is no longer considered an affiliate of the Fund.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $4,439,280, which resulted in net realized gains of $1,191,207, and securities purchases of $3,491,445.

NOTE 5—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended September 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $48,346.

NOTE 6—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits

12

AIM Energy Fund

to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $5,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2007, securities with an aggregate value of $101,999,338 were on loan to brokers. The loans were secured by cash collateral of $105,529,719 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2007, the Fund received dividends on cash collateral investments of $423,570 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2007 to utilizing $1,577,866 of capital loss carryforward in the fiscal year ended March 31, 2008.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2009	$2,814,223

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM Global Energy Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

13

AIM Energy Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $408,897,228 and $317,048,618, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$500,388,032
Aggregate unrealized (depreciation) of investment securities	(3,911,873)
Net unrealized appreciation of investment securities	$496,476,159

Cost of investments for tax purposes is $1,401,741,027.

NOTE 11—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Class A	3,950,035	$182,851,331	5,649,979	$241,289,320
Class B	516,444	23,041,728	993,610	41,356,208
Class C	903,882	39,613,640	1,397,514	56,984,857
Investor Class	2,202,313	100,477,772	3,290,947	141,432,666
Institutional Class	29,010	1,362,154	821	35,609
Issued as reinvestment of dividends:
Class A	—	—	1,777,964	71,545,287
Class B	—	—	502,776	19,417,215
Class C	—	—	624,397	23,652,174
Investor Class	—	—	1,767,611	70,934,224
Institutional Class	—	—	334	13,518
Automatic conversion of Class B shares to Class A shares:
Class A	116,669	5,441,728	161,990	6,876,481
Class B	(122,088)	(5,441,728)	(167,934)	(6,876,481)
Reacquired:
Class A	(2,003,949)	(92,836,518)	(6,644,373)	(276,932,265)
Class B	(426,260)	(18,842,111)	(1,370,399)	(54,975,889)
Class C	(495,192)	(21,472,393)	(2,123,552)	(82,876,371)
Investor Class	(1,490,281)	(68,696,106)	(6,234,705)	(259,282,706)
Institutional Class	(259)	(11,574)	(261)	(9,669)
	3,180,324	$145,487,923	(373,281)	$(7,415,822)

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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AIM Energy Fund

NOTE 12—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$41.02		$43.17	$32.86	$22.27	$16.85	$19.26
Income from investment operations:
Net investment income (loss)(b)	(0.01)		(0.04)	(0.06)	(0.09)	(0.05)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	9.76		4.44	12.73	10.68	5.47	(2.36)
Total from investment operations	9.75		4.40	12.67	10.59	5.42	(2.41)
Less distributions from net realized gains	—		(6.55)	(2.36)	—	—	—
Net asset value, end of period	$50.77		$41.02	$43.17	$32.86	$22.27	$16.85
Total return(c)	23.77%		10.48%	38.90%	47.55%	32.17%	(12.51)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$770,822		$538,155	$525,619	$161,529	$40,847	$9,131
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.13	%(d)	1.17%	1.19%	1.47%	1.66%	1.46%
Without fee waivers and/or expense reimbursements	1.13	%(d)	1.17%	1.19%	1.48%	1.74%	1.46%
Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	(0.08)%	(0.16)%	(0.32)%	(0.25)%	(0.33)%
Portfolio turnover rate(e)	21%		52%	72%	45%	123%	144%

(a)  Class commenced on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $660,008,999.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

15

AIM Energy Fund

NOTE 13—Financial Highlights—(continued)

	Class B
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$39.28		$41.90	$32.17	$21.94	$16.71	$19.26
Income from investment operations:
Net investment income (loss)(b)	(0.18)		(0.34)	(0.35)	(0.25)	(0.18)	(0.17)
Net gains (losses) on securities (both realized and unrealized)	9.33		4.27	12.44	10.48	5.41	(2.38)
Total from investment operations	9.15		3.93	12.09	10.23	5.23	(2.55)
Less distributions from net realized gains	—		(6.55)	(2.36)	—	—	—
Net asset value, end of period	$48.43		$39.28	$41.90	$32.17	$21.94	$16.71
Total return(c)	23.29%		9.64%	37.92%	46.63%	31.30%	(13.24)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$166,659		$136,404	$147,270	$55,559	$20,164	$1,502
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.88	%(d)	1.92%	1.93%	2.12%	2.31%	2.33%
Without fee waivers and/or expense reimbursements	1.88	%(d)	1.92%	1.93%	2.13%	2.59%	2.41%
Ratio of net investment income (loss) to average net assets	(0.79	)%(d)	(0.83)%	(0.90)%	(0.97)%	(0.90)%	(1.16)%
Portfolio turnover rate(e)	21%		52%	72%	45%	123%	144%

(a)  Class commenced on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $153,327,555.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class C
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$38.53		$41.22	$31.68	$21.60	$16.45	$18.98
Income from investment operations:
Net investment income (loss)(a)	(0.18)		(0.34)	(0.35)	(0.25)	(0.17)	(0.11)
Net gains (losses) on securities (both realized and unrealized)	9.16		4.20	12.25	10.33	5.32	(2.42)
Total from investment operations	8.98		3.86	11.90	10.08	5.15	(2.53)
Less distributions from net realized gains	—		(6.55)	(2.36)	—	—	—
Net asset value, end of period	$47.51		$38.53	$41.22	$31.68	$21.60	$16.45
Total return(b)	23.31%		9.63%	37.91%	46.67%	31.31%	(13.33)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$212,271		$156,394	$171,500	$58,626	$16,383	$9,566
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.88	%(c)	1.92%	1.93%	2.12%	2.31%	2.33%
Without fee waivers and/or expense reimbursements	1.88	%(c)	1.92%	1.93%	2.13%	2.59%	2.53%
Ratio of net investment income (loss) to average net assets	(0.79	)%(c)	(0.83)%	(0.90)%	(0.97)%	(0.90)%	(1.22)%
Portfolio turnover rate(d)	21%		52%	72%	45%	123%	144%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $186,293,244.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

16

AIM Energy Fund

NOTE 13—Financial Highlights—(continued)

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005		2004	2003
Net asset value, beginning of period	$40.91		$43.07	$32.78	$22.19		$16.81	$19.26
Income from investment operations:
Net investment income (loss)(a)	(0.01)		(0.04)	(0.06)	(0.06)		(0.07)	(0.10)
Net gains (losses) on securities (both realized and unrealized)	9.73		4.43	12.71	10.65		5.45	(2.35)
Total from investment operations	9.72		4.39	12.65	10.59		5.38	(2.45)
Less distributions from net realized gains	—		(6.55)	(2.36)	—		—	—
Net asset value, end of period	$50.63		$40.91	$43.07	$32.78		$22.19	$16.81
Total return(b)	23.76%		10.48%	38.94%	47.72%		32.00%	(12.72)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$644,832		$491,847	$568,579	$378,915		$230,148	$231,023
Ratio of expenses to average net assets	1.13	%(c)	1.17%	1.18%	1.37	%(d)	1.76%	1.69%
Ratio of net investment income to average net assets	(0.04	)%(d)	(0.08)%	(0.15)%	(0.22)%		(0.35)%	(0.57)%
Portfolio turnover rate(e)	21%		52%	72%	45%		123%	144%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $585,930,002.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.38% for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Institutional Class
	Six months ended September 30,		Year ended March 31,	January 31, 2006 (commencement date) to March 31
	2007		2007	2006
Net asset value, beginning of period	$41.25		$43.20	$46.46
Income from investment operations:
Net investment income(a)	0.09		0.16	0.02
Net gains (losses) on securities (both realized and unrealized)	9.82		4.44	(3.28)
Total from investment operations	9.91		4.60	(3.26)
Less distributions from net realized gains	—		(6.55)	—
Net asset value, end of period	$51.16		$41.25	$43.20
Total return(b)	24.02%		10.95%	(7.02)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,596		$101	$67
Ratio of expenses to average net assets	0.72	%(c)	0.72%	0.80	%(d)
Ratio of net investment income to average net assets	0.37	%(c)	0.37%	0.23	%(d)
Portfolio turnover rate(e)	21%		52%	72%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $345,355.

(d)  Annualized.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

17

AIM Energy Fund

NOTE 14—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

18

AIM Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
A	$1,000.00	$1,237.70	$6.32	$1,019.35	$5.70	1.13%
B	1,000.00	1,233.20	10.50	1,015.60	9.47	1.88
C	1,000.00	1,233.30	10.50	1,015.60	9.47	1.88
Investor	1,000.00	1,237.60	6.32	1,019.35	5.70	1.13

(1)   The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)   Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

19

AIM Energy Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Energy Fund (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Natural Resources Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was below the median performance of its peers for the one year period, comparable to such performance for the three year period, and at the median performance for the five year period. The Board noted that the Fund’s performance was below the performance of the Index for the one year period, and comparable to such Index for the three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation of the Fund’s Senior Officer

20

(discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board also compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of other clients of AIM and its affiliates with investment strategies comparable to those of the Fund, including an offshore fund advised and sub-advised by AIM affiliates. The Board noted that the Fund’s rate was below the advisory fee rate for the offshore fund.

Additionally, the Board compared the Fund’s contractual advisory fee rate to the total advisory fees paid by numerous separately managed accounts/wrap accounts advised by an AIM affiliate. The Board noted that the Fund’s rate was below the rates for the separately managed accounts/wrap accounts. The Board considered that management of the separately managed accounts/wrap accounts by the AIM affiliate involves different levels of services and different operational and regulatory requirements than AIM’s management of the Fund. The Board concluded that these differences are appropriately reflected in the fee structure for the Fund and the separately managed accounts/wrap accounts.

The Board noted that AIM has proposed that the contractual advisory fee waiver that had been formerly committed to by AIM through at least June 30, 2007 expire on such date and that AIM has not proposed any fee waivers or expense limitations for the Fund. However, the Board also noted that at its current asset level the Fund has an effective fee rate under its contractual advisory fee schedule that is lower than the fee rate under the contractual advisory fee waiver and that AIM therefore is not currently waiving any of the Fund’s advisory fees. The Board noted that AIM’s recommendation was made in response to the recommendation of the independent Senior Officer that AIM consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it was not necessary at this time to discuss with AIM whether to implement any such waivers or expense limitations because the Fund’s overall expense ratio was comparable to the median expense ratio of the funds in the Fund’s Lipper peer group that are not managed by AIM.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by AIM pursuant to procedures approved by the Board. The Board noted that AIM will receive advisory fees from these affiliated money market funds attributable to such investments, although AIM has contractually agreed to waive the advisory fees payable by the Fund with respect to its investment of uninvested cash in these affiliated money market funds through at least June 30, 2008. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21

Supplement to Semiannual Report dated 9/30/07

AIM Energy Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns

For periods ended 9/30/07

Inception (1/31/06)	5.98%
1 Year	42.63
6 months*	24.02

*Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800-451-4246 or visit AIMinvestments.com.

Over for information on your Fund’s expenses.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

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Information about your Fund’s expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Institutional	$1,000.00	$1,240.20	$4.03	$1,021.40	$3.64	0.72%

(1)   The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)   Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

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This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

[AIM Investments Logo]
I-ENE-SAR-1	A I M Distributors, Inc.	– registered trademark –

AIM Financial Services Fund

Semiannual Report to Shareholders • September 30, 2007

For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

Unless otherwise noted, all data in this report are from A I M Management Group Inc.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Not FDIC Insured   May lose value   No bank guarantee

SECTOR EQUITY

Sectors

Letter to Shareholders	2
Fund Performance	3
Schedule of Investments	4
Financial Statements	6
Notes to Financial Statements	9
Financial Highlights	15
Fund Expenses	18
Approval of Advisory Agreement	19

[AIM Investments Logo]
– registered trademark –

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM’s parent company, and Phil Taylor, who was named CEO of AIM Investments —registered trademark— in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO’s Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen’s direction, AIM’s cash management organization grew to one of the world’s largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

In other news, your Board took a more active role in preparing for “proxy season,” the period when fund managers must vote the shares held by their funds “for” or “against” various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and “say for pay.” The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against “poison pill” and “take under” proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the “About Us” tab, then go to “Required Notices” and “Proxy Voting Activity.”

Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab and go to “Investment Advisory Agreement Renewals.”

Your Board’s ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

1)     How important is it to you to hear about your Board’s decisions and activities in these letters?

2)     What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

3)     Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

We need to hear from you to do our best job, and I look forward to your responses.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Directors

November 19, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

2

AIM Financial Services Fund

Fund performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 3/31/07–9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	–3.11%
Class B Shares	–3.49
Class C Shares	–3.51
Investor Class Shares	–3.13
S&P 500 Index* (Broad Market Index)	8.43
S&P 500 Financials Index* (Style-Specific Index)	–2.23
Lipper Financial Services Funds Index* (Peer Group Index)	–2.43

Source: *Lipper Inc.

The S&P 500 —registered trademark— Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The S&P 500 Financials Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.

The Lipper Financial Services Funds Index is an equally weighted representation of the largest funds in the Lipper Financial Services Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial service.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Fund Performance

As of 9/30/07, including applicable sales charges

Class A Shares
Inception (3/28/02)	4.05%
5 Years	9.80
1 Year	–4.82

Class B Shares
Inception (3/28/02)	4.35%
5 Years	10.00
1 Year	–4.45

Class C Shares
Inception (2/14/00)	6.75%
5 Years	10.13
1 Year	–0.92

Investor Class Shares
Inception (6/2/86)	13.24%
10 Years	6.66
5 Years	11.06
1 Year	0.73

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.28%, 2.03%, 2.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses for the Fund’s Class A and Class B shares in the past, performance would have been lower.

3

AIM Financial Services Fund

Portfolio Composition

By industry, based on Net Assets
as of September 30, 2007

Other Diversified Financial Services	19.3%
Thrifts & Mortgage Finance	13.3
Asset Management & Custody Banks	11.1
Insurance Brokers	9.0
Regional Banks	8.0
Property & Casualty Insurance	7.8
Investment Banking & Brokerage	7.0
Multi-Line Insurance	6.6
Diversified Banks	5.9
Consumer Finance	5.6
Life & Health Insurance	2.0
Specialized Consumer Services	1.6
Diversified Capital Markets	1.5
Money Market Funds Plus Other Assets Less Liabilities	1.3

Schedule of Investments(a)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.72%
Asset Management & Custody Banks–11.11%
Bank of New York Mellon Corp.	551,219	$24,330,807
Blackstone Group L.P.(b)(c)	157,057	3,938,989
FBR Capital Markets Corp.(c)	218,260	2,811,189
Federated Investors, Inc.–Class B	460,340	18,275,498
State Street Corp.(b)	158,500	10,803,360
		60,159,843
Consumer Finance–5.57%
Capital One Financial Corp.	453,694	30,138,893
Diversified Banks–5.91%
U.S. Bancorp	412,193	13,408,638
Wachovia Corp.	371,200	18,615,680
		32,024,318
Diversified Capital Markets–1.50%
UBS A.G.–(Switzerland)	152,561	8,123,873
Insurance Brokers–8.97%
Aon Corp.	314,100	14,074,821
Marsh & McLennan Cos., Inc.	893,687	22,789,018
National Financial Partners Corp.(b)	221,160	11,717,057
		48,580,896

	Shares	Value
Investment Banking & Brokerage–7.05%
Merrill Lynch & Co., Inc.	308,890	$22,017,679
Morgan Stanley	256,200	16,140,600
		38,158,279
Life & Health Insurance–2.02%
Prudential Financial, Inc.	36,657	3,576,990
StanCorp Financial Group, Inc.	148,398	7,347,185
		10,924,175
Multi-Line Insurance–6.56%
American International Group, Inc.	112,352	7,600,613
Genworth Financial Inc.–Class A	237,000	7,283,010
Hartford Financial Services Group, Inc. (The)	222,768	20,617,178
		35,500,801
Other Diversified Financial Services–19.32%
Bank of America Corp.	521,692	26,225,457
Citigroup Inc.	1,064,301	49,670,928
JPMorgan Chase & Co.	627,144	28,735,738
		104,632,123

4

AIM Financial Services Fund

	Shares	Value
Property & Casualty Insurance–7.83%
ACE Ltd.	299,900	$18,164,943
MBIA Inc.(b)	252,000	15,384,600
Security Capital Assurance Ltd.(b)	387,000	8,839,080
		42,388,623
Regional Banks–8.00%
Fifth Third Bancorp	633,300	21,456,204
Popular, Inc.(b)	590,000	7,245,200
SunTrust Banks, Inc.	120,500	9,118,235
Zions Bancorp.	80,200	5,507,334
		43,326,973
Specialized Consumer Services–1.62%
H&R Block, Inc.	415,600	8,802,408
Thrifts & Mortgage Finance–13.26%
Fannie Mae	706,542	42,964,819
Freddie Mac	322,500	19,030,725
Hudson City Bancorp, Inc.	639,653	9,837,863
		71,833,407
Total Common Stocks & Other Equity Interests (Cost $407,804,661)		534,594,612

	Shares	Value
Money Market Funds–1.31%
Liquid Assets Portfolio–Institutional Class(d)	3,547,210	$3,547,210
Premier Portfolio–Institutional Class(d)	3,547,209	3,547,209
Total Money Market Funds (Cost $7,094,419)		7,094,419
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.03% (Cost $414,899,080)		541,689,031
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.03%
Liquid Assets Portfolio–Institutional Class (Cost $21,811,179)(d)(e)	21,811,179	21,811,179
TOTAL INVESTMENTS–104.06% (Cost $436,710,259)		563,500,210
OTHER ASSETS LESS LIABILITIES–(4.06)%		(21,976,871)
NET ASSETS–100.00%		$541,523,339

Notes to Schedule of Investments:

(a)  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5

AIM Financial Services Fund

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $407,804,661)*	$534,594,612
Investments in affiliated money market funds (cost $28,905,598)	28,905,598
Total investments (cost $436,710,259)	563,500,210
Receivables for:
Investments sold	546,229
Fund shares sold	295,198
Dividends	976,740
Investment for trustee deferred compensation and retirement plans	162,564
Other assets	18,500
Total assets	565,499,441
Liabilities:
Payables for:
Investments purchased	310,936
Fund shares reacquired	1,178,234
Trustee deferred compensation and retirement plans	219,277
Collateral upon return of securities loaned	21,811,179
Accrued distribution fees	137,642
Accrued trustees' and officer's fees and benefits	911
Accrued transfer agent fees	206,793
Accrued operating expenses	111,130
Total liabilities	23,976,102
Net assets applicable to shares outstanding	$541,523,339
Net assets consist of:
Shares of beneficial interest	$352,305,789
Undistributed net investment income	6,500,840
Undistributed net realized gain	55,926,759
Unrealized appreciation	126,789,951
$541,523,339

Net Assets:
Class A	$58,719,336
Class B	$34,011,497
Class C	$13,193,859
Investor Class	$435,598,647
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,220,106
Class B	1,294,442
Class C	516,166
Investor Class	16,371,557
Class A:
Net asset value per share	$26.45
Offering price per share (Net asset value of $26.45 ÷ 94.50%)	$27.99
Class B:
Net asset value and offering price per share	$26.28
Class C:
Net asset value and offering price per share	$25.56
Investor Class:
Net asset value and offering price per share	$26.61

*  At September 30, 2007, securities with an aggregate value of $21,044,702 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6

AIM Financial Services Fund

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $159,123)	$8,076,255
Dividends from affiliated money market funds (includes securities lending income of $13,357)	260,385
Total investment income	8,336,640
Expenses:
Advisory fees	2,134,770
Administrative services fees	84,346
Custodian fees	14,321
Distribution fees:
Class A	81,132
Class B	200,996
Class C	73,145
Investor Class	604,091
Transfer agent fees	686,118
Trustees' and officer's fees and benefits	16,978
Other	137,751
Total expenses	4,033,648
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(24,010)
Net expenses	4,009,638
Net investment income	4,327,002
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	38,497,792
Foreign currencies	110,912
38,608,704
Change in net unrealized appreciation (depreciation) of:
Investment securities	(58,942,846)
Foreign currencies	(1,167)
(58,944,013)
Net realized and unrealized gain (loss)	(20,335,309)
Net increase (decrease) in net assets resulting from operations	$(16,008,307)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7

AIM Financial Services Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$4,327,002	$8,508,982
Net realized gain	38,608,704	53,672,797
Change in net unrealized appreciation (depreciation)	(58,944,013)	(2,250,428)
Net increase (decrease) in net assets resulting from operations	(16,008,307)	59,931,351
Distributions to shareholders from net investment income:
Class A	—	(966,047)
Class B	—	(259,505)
Class C	—	(100,458)
Investor Class	—	(6,895,681)
Total distributions from net investment income	—	(8,221,691)
Distributions to shareholders from net realized gains:
Class A	—	(7,881,491)
Class B	—	(5,094,599)
Class C	—	(1,972,186)
Investor Class	—	(56,258,383)
Total distributions from net realized gains	—	(71,206,659)
Decrease in net assets resulting from distributions	—	(79,428,350)
Share transactions — net:
Class A	(9,565,675)	1,041,349
Class B	(8,476,712)	(7,802,758)
Class C	(2,151,651)	(2,522,176)
Investor Class	(59,273,525)	(40,456,752)
Net increase (decrease) in net assets resulting from share transactions	(79,467,563)	(49,740,337)
Net increase (decrease) in net assets	(95,475,870)	(69,237,336)
Net assets:
Beginning of period	636,999,209	706,236,545
End of period (including undistributed net investment income of $6,500,840 and $2,173,838, respectively)	$541,523,339	$636,999,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8

AIM Financial Services Fund

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Financial Services Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

9

AIM Financial Services Fund

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

10

AIM Financial Services Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

For the six months ended September 30, 2007, AIM waived advisory fees of $4,194.

At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $498.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC

11

AIM Financial Services Fund

are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $4,828 in front-end sales commissions from the sale of Class A shares and $3, $13,774 and $397 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income
Liquid Assets Portfolio–Institutional Class	$5,288,995	$39,503,865	$(41,245,650)	$3,547,210	$123,695
Premier Portfolio–Institutional Class	5,288,995	39,503,865	(41,245,651)	3,547,209	123,333
Subtotal	$10,577,990	$79,007,730	$(82,491,301)	$7,094,419	$247,028

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income*
Liquid Assets Portfolio–Institutional Class	$—	$210,385,894	$(188,574,715)	$21,811,179	$13,357
Total Investments in Affiliates	$10,577,990	$289,393,624	$(271,066,016)	$28,905,598	$260,385

*  Net of compensation to counterparties.

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $19,318.

NOTE 5—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $3,807 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

12

AIM Financial Services Fund

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2007, securities with an aggregate value of $21,044,702 were on loan to brokers. The loans were secured by cash collateral of $21,811,179 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2007, the Fund received dividends on cash collateral investments of $13,357 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

The Fund did not have a capital loss carryforward as of March 31, 2007.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $20,609,454 and $92,854,907, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$155,302,554
Aggregate unrealized (depreciation) of investment securities	(28,862,117)
Net unrealized appreciation of investment securities	$126,440,437

Cost of investments for tax purposes is $437,059,773.

13

AIM Financial Services Fund

NOTE 10—Share Information

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Class A	213,799	$5,745,772	513,134	$14,984,632
Class B	28,922	795,682	132,863	3,822,420
Class C	51,504	1,312,134	116,742	3,274,731
Investor Class	266,028	7,329,660	922,710	26,808,233
Issued as reinvestment of dividends:
Class A	—	—	298,424	8,364,834
Class B	—	—	179,041	5,014,940
Class C	—	—	71,651	1,952,501
Investor Class	—	—	2,172,607	61,267,534
Automatic conversion of Class B shares to Class A shares:
Class A	42,310	1,162,504	72,865	2,081,734
Class B	(42,522)	(1,162,504)	(73,171)	(2,081,734)
Reacquired:
Class A	(594,245)	(16,473,951)	(852,498)	(24,389,851)
Class B	(294,861)	(8,109,890)	(510,623)	(14,558,384)
Class C	(129,153)	(3,463,785)	(281,675)	(7,749,408)
Investor Class	(2,382,409)	(66,603,185)	(4,461,313)	(128,532,519)
	(2,840,627)	$(79,467,563)	(1,699,243)	$(49,740,337)

(a)  There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 19% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

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AIM Financial Services Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004		2003(a)
Net asset value, beginning of period	$27.30		$28.22	$27.16	$30.83	$21.68		$28.22
Income from investment operations:
Net investment income	0.21	(b)	0.38 (b)	0.32 (b)	0.23 (b)	0.16	((b)	0.06
Net gains (losses) on securities (both realized and unrealized)	(1.06)		2.32	4.05	(1.19)	9.10		(6.37)
Total from investment operations	(0.85)		2.70	4.37	(0.96)	9.26		(6.31)
Less distributions:
Dividends from net investment income	—		(0.39)	(0.39)	(0.20)	(0.11)		(0.20)
Distributions from net realized gains	—		(3.23)	(2.92)	(2.51)	—		(0.03)
Total distributions	—		(3.62)	(3.31)	(2.71)	(0.11)		(0.23)
Net asset value, end of period	$26.45		$27.30	$28.22	$27.16	$30.83		$21.68
Total return(c)	(3.11)%		9.24%	16.36%	(3.57)%	42.78%		(22.36)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$58,719		$69,846	$71,297	$81,761	$111,766		$5,311
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.27	%(d)	1.28%	1.32%	1.38%	1.41%		1.38%
Without fee waivers and/or expense reimbursements	1.27	%(d)	1.28%	1.32%	1.39%	1.66%		1.51%
Ratio of net investment income to average net assets	1.50	%(d)	1.33%	1.12%	0.79%	0.55%		0.49%
Portfolio turnover rate(e)	4%		5%	3%	53%	57%		60%

(a)  Class shares commenced operations or sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $64,905,322.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004		2003(a)
Net asset value, beginning of period	$27.22		$28.15	$27.10	$30.82	$21.74		$28.22
Income from investment operations:
Net investment income (loss)	0.10	(b)	0.16 (b)	0.11 (b)	0.04 (b)	(0.03	)(b)	(0.03)
Net gains (losses) on securities (both realized and unrealized)	(1.04)		2.30	4.03	(1.19)	9.11		(6.30)
Total from investment operations	(0.94)		2.46	4.14	(1.15)	9.08		(6.33)
Less distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.06)	(0.00)		(0.11)
Distributions from net realized gains	—		(3.23)	(2.92)	(2.51)	—		(0.04)
Total distributions	—		(3.39)	(3.09)	(2.57)	(0.00)		(0.15)
Net asset value, end of period	$26.28		$27.22	$28.15	$27.10	$30.82		$21.74
Total return(c)	(3.45)%		8.41%	15.51%	(4.19)%	41.78%		(22.48)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$34,011		$43,639	$52,773	$65,390	$92,137		$990
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.02	%(d)	2.03%	2.04%	2.03%	2.06%		2.09%
Without fee waivers and/or expense reimbursements	2.02	%(d)	2.03%	2.04%	2.04%	2.34%		2.40%
Ratio of net investment income (loss) to average net assets	0.75	%(d)	0.58%	0.40%	0.14%	(0.10)%		(0.20)%
Portfolio turnover rate(e)	4%		5%	3%	53%	57%		60%

(a)  Class shares commenced operations or sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $40,199,265.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

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AIM Financial Services Fund

NOTE 12—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005		2004		2003
Net asset value, beginning of period	$26.48		$27.47	$26.51	$30.20		$21.38		$27.89
Income from investment operations:
Net investment income (loss)	0.10	(a)	0.16 (a)	0.11 (a)	0.04	(a)	(0.12	)(a)	(0.25)
Net gains (losses) on securities (both realized and unrealized)	(1.02)		2.24	3.94	(1.16)		8.94		(6.22)
Total from investment operations	(0.92)		2.40	4.05	(1.12)		8.82		(6.47)
Less distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.06)		(0.00)		—
Distributions from net realized gains	—		(3.23)	(2.92)	(2.51)		—		(0.04)
Total distributions	—		(3.39)	(3.09)	(2.57)		(0.00)		(0.04)
Net asset value, end of period	$25.56		$26.48	$27.47	$26.51		$30.20		$21.38
Total return(b)	(3.48)%		8.39%	15.51%	(4.18)%		41.27%		(23.22)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$13,194		$15,727	$18,872	$23,932		$38,696		$10,026
Ratio of expenses to average net assets:	2.02	%(c)	2.03%	2.04%	2.03	%(d)	2.38%		2.45%
Ratio of net investment income (loss) to average net assets	0.75	%(c)	0.58%	0.40%	0.14%		(0.42)%		(0.68)%
Portfolio turnover rate(e)	4%		5%	3%	53%		57%		60%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $14,628,998.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.04% for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005		2004	2003
Net asset value, beginning of period	$27.47		$28.37	$27.30	$30.96		$21.77	$28.22
Income from investment operations:
Net investment income	0.21	(a)	0.38 (a)	0.33 (a)	0.27	(a)	0.15 (a)	0.10
Net gains (losses) on securities (both realized and unrealized)	(1.07)		2.34	4.06	(1.19)		9.14	(6.42)
Total from investment operations	(0.86)		2.72	4.39	(0.92)		9.29	(6.32)
Less distributions:
Dividends from net investment income	—		(0.39)	(0.40)	(0.23)		(0.10)	(0.10)
Distributions from net realized gains	—		(3.23)	(2.92)	(2.51)		—	(0.03)
Total distributions	—		(3.62)	(3.32)	(2.74)		(0.10)	(0.13)
Net asset value, end of period	$26.61		$27.47	$28.37	$27.30		$30.96	$21.77
Total return(b)	(3.13)%		9.27%	16.36%	(3.44)%		42.73%	(22.39)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$435,599		$507,787	$563,294	$632,450		$846,933	$734,440
Ratio of expenses to average net assets:	1.27	%(c)	1.28%	1.30%	1.28	%(d)	1.42%	1.40%
Ratio of net investment income to average net assets	1.50	%(c)	1.33%	1.14%	0.89%		0.54%	0.38%
Portfolio turnover rate(e)	4%		5%	3%	53%		57%	60%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $483,272,434.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.29%. for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

16

AIM Financial Services Fund

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

17

AIM Financial Services Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
A	$1,000.00	$968.90	$6.25	$1,018.65	$6.41	1.27%
B	1,000.00	965.10	9.92	1,014.90	10.18	2.02
C	1,000.00	964.90	9.92	1,014.90	10.18	2.02
Investor	1,000.00	968.70	6.25	1,018.65	6.41	1.27

(1)   The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)   Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

18

AIM Financial Services Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Financial Services Fund (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Financial Services Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one year period, and below such performance for the three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one year period, and below such Index for the three and five year periods. The Board noted that AIM made changes to the Fund’s portfolio management team in 2004, which need more time to be evaluated before a conclusion can be reached that the changes have adequately addressed the Fund’s underperformance. The Board also considered the steps AIM has taken over the last several years to improve the quality

19

and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. However, due to the Fund’s underperformance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board also compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of other clients of AIM and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by AIM. The Board noted that the Fund’s rate was comparable to the rate for the mutual fund.

The Board noted that AIM has proposed that the contractual advisory fee waiver that had been formerly committed to by AIM through at least June 30, 2007 expire on such date and that AIM has not proposed any fee waivers or expense limitations for the Fund. However, the Board also noted that at its current asset level the Fund has an effective fee rate under its contractual advisory fee schedule that is lower than the fee rate under the contractual advisory fee waiver and that AIM therefore is not currently waiving any of the Fund’s advisory fees. The Board noted that AIM’s recommendation was made in response to the recommendation of the independent Senior Officer that AIM consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it was not necessary at this time to discuss with AIM whether to implement any such waivers or expense limitations.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by AIM pursuant to procedures approved by the Board. The Board noted that AIM will receive advisory fees from these affiliated money market funds attributable to such investments, although AIM has contractually agreed to waive the advisory fees payable by the Fund with respect to its investment of uninvested cash in these affiliated money market funds through at least June 30, 2008. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20

[eDelivery
GO PAPERLESS
AIMinvestments.com/edelivery

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Register for eDelivery

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

Why sign up?

Register for eDelivery to:

•                  save your Fund the cost of printing and postage.

•                  reduce the amount of paper you receive.

•                  gain access to your documents faster by not waiting for the mail.

•                  view your documents online anytime at your convenience.

•                  save the documents to your personal computer or print them out for your records.

How do I sign up?

It’s easy. Just follow these simple steps:

1.               Log in to your account.

2.               Click on the “Service Center” tab.

3.               Select “Register for eDelivery” and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

[AIM Investments Logo]
1-FSE-SAR-1	A I M Distributors, Inc.	– registered trademark –

AIM Gold & Precious Metals Fund

Semiannual Report to Shareholders • September 30, 2007

For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

Unless otherwise noted, all data in this report are from A I M Management Group Inc.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Not FDIC Insured   May lose value   No bank guarantee

SECTOR EQUITY

Sectors

Letter to Shareholders	2
Fund Performance	3
Schedule of Investments	4
Financial Statements	6
Notes to Financial Statements	9
Financial Highlights	15
Fund Expenses	18
Approval of Advisory Agreement	19

[AIM Investments Logo]
– registered trademark –

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM’s parent company, and Phil Taylor, who was named CEO of AIM Investments —registered trademark— in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO’s Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen’s direction, AIM’s cash management organization grew to one of the world’s largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

In other news, your Board took a more active role in preparing for “proxy season,” the period when fund managers must vote the shares held by their funds “for” or “against” various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and “say for pay.” The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against “poison pill” and “take under” proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the “About Us” tab, then go to “Required Notices” and “Proxy Voting Activity.”

Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab and go to “Investment Advisory Agreement Renewals.”

Your Board’s ability to best represent your interests depends on our knowledge of your opinions and concerns.
Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

1)              How important is it to you to hear about your Board’s decisions and activities in these letters?

2)              What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

3)              Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

We need to hear from you to do our best job, and I look forward to your responses.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Directors

November 19, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

2

AIM Gold & Precious Metals Fund

Fund performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 3/31/07–9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	16.86%
Class B Shares	16.64
Class C Shares	16.43
Investor Class Shares	16.91
S&P 500 Index* (Broad Market Index)	8.43
Philadelphia Gold & Silver Index* (Style-Specific Index)	23.17
Lipper Gold Funds Index* (Peer Group Index)	18.22

Sources: *Lipper Inc.; *A I M Management Group Inc., Bloomberg L.P.

The S&P 500 —registered trademark— Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Philadelphia Gold & Silver Index (price-only) is a capitalization-weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver.

The Lipper Gold Funds Index is an equally weighted representation of the largest funds in the Lipper Gold Funds Category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Fund Performance

As of 9/30/07, including applicable sales charges

Class A Shares
Inception (3/28/02)	23.19%
5 Years	23.76
1 Year	27.25

Class B Shares
Inception (3/28/02)	23.84%
5 Years	24.47
1 Year	29.13

Class C Shares
Inception (2/14/00)	22.12%
5 Years	24.50
1 Year	32.91

Investor Class Shares
Inception (1/19/84)	1.83%
10 Years	7.31
5 Years	25.37
1 Year	34.94

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.45%, 2.20%, 2.20% and 1.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 30 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3

AIM Gold & Precious Metals Fund

Portfolio Composition

By industry, based on Net Assets
as of September 30, 2007

Gold	65.4%
Precious Metals & Minerals	17.6
Diversified Metals & Mining	14.6
Money Market Funds Plus Other Assets Less Liabilities	2.4

Schedule of Investments(a)

September 30, 2007

(Unaudited)

	Shares	Value
Foreign Common Stocks & Other Equity Interests–73.20%
Australia–4.83%
Newcrest Mining Ltd. (Gold)(b)	550,000	$13,631,384
Canada–55.09%
Aber Diamond Corp. (Precious Metals & Minerals)(c)	200,000	7,833,434
Agnico–Eagle Mines Ltd. (Gold)	340,000	16,932,000
Barrick Gold Corp. (Gold)	357,000	14,379,960
Eldorado Gold Corp. (Gold)(d)	2,550,000	15,594,448
Gammon Gold, Inc. (Precious Metals & Minerals)(d)	255,100	3,045,702
Goldcorp, Inc. (Gold)(c)	783,500	23,943,760
IAMGOLD Corp. (Gold)	1,000,000	8,650,171
Kinross Gold Corp. (Gold)(d)	950,000	14,189,801
Meridian Gold Inc. (Gold)(d)	460,000	15,226,000
Pacific Rim Mining Corp. (Precious Metals & Minerals)(d)	1,254,900	1,426,310
Pan American Silver Corp. (Precious Metals & Minerals)(d)	390,000	11,271,000
Rio Narcea Gold Mines Ltd. (Gold)(d)	515,900	2,854,003
Teck Cominco Ltd.–Class B (Diversified Metals & Mining)	175,000	8,313,468
Western Copper Corp. (Diversified Metals & Mining)(d)	350,000	563,267
Yamana Gold Inc. (Gold)(d)	950,000	11,191,000
		155,414,324
South Africa–11.15%
AngloGold Ashanti Ltd.–ADR (Gold)(c)	150,000	7,033,500
Gold Fields Ltd.–ADR (Gold)	735,000	13,296,150
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)(b)	320,000	11,127,207
		31,456,857
United Kingdom–2.13%
Rio Tinto PLC (Diversified Metals & Mining)(b)	70,000	6,002,086
Total Foreign Common Stocks & Other Equity Interests (Cost $181,493,359)		206,504,651

	Shares	Value
Domestic Common Stocks–24.44%
Diversified Metals & Mining–9.29%
Freeport–McMoRan Copper & Gold, Inc.	250,000	$26,222,500
Gold–4.12%
Newmont Mining Corp.	260,000	11,629,800
Investment Companies–Exchange Traded Funds–5.74%
iShares COMEX Gold Trust(d)	100,000	7,363,000
streetTRACKS Gold Trust(d)	120,000	8,821,200
		16,184,200
Precious Metals & Minerals–5.29%
Coeur d'Alene Mines Corp.(d)	2,000,000	7,580,000
Hecla Mining Co.(d)	400,000	3,580,000
Solitario Resources Corp.(d)	767,000	3,772,510
		14,932,510
Total Domestic Common Stocks (Cost $52,399,497)		68,969,010
Money Market Funds–1.99%
Liquid Assets Portfolio–Institutional Class(e)	2,804,770	2,804,770
Premier Portfolio–Institutional Class(e)	2,804,770	2,804,770
Total Money Market Funds (Cost $5,609,540)		5,609,540
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.63% (Cost $239,502,396)		281,083,201
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.48%
Liquid Assets Portfolio–Institutional Class (Cost $23,925,530)(e)(f)	23,925,530	23,925,530
TOTAL INVESTMENTS–108.11% (Cost $263,427,926)		305,008,731
OTHER ASSETS LESS LIABILITIES–(8.11)%		(22,885,447)
NET ASSETS–100.00%		$282,123,284

4

AIM Gold & Precious Metals Fund

Investment Abbreviations:

ADR	–	American Depositary Receipt

Notes to Schedule of Investments:

(a)  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $30,760,677, which represented 10.90% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Non-income producing security.

(e)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(f)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5

AIM Gold & Precious Metals Fund

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $233,892,856)*	$275,473,661
Investments in affiliated money market funds (cost $29,535,070)	29,535,070
Total investments (cost $263,427,926)	305,008,731
Foreign currencies, at value (cost $322,020)	326,255
Receivables for:
Investments sold	298,583
Fund shares sold	1,148,680
Dividends	114,442
Investment for trustee deferred compensation and retirement plans	36,193
Other assets	22,694
Total assets	306,955,578
Liabilities:
Payables for:
Fund shares reacquired	613,762
Amount due custodian	554
Trustee deferred compensation and retirement plans	47,761
Collateral upon return of securities loaned	23,925,530
Accrued distribution fees	83,323
Accrued trustees' and officer's fees and benefits	832
Accrued transfer agent fees	92,158
Accrued operating expenses	68,374
Total liabilities	24,832,294
Net assets applicable to shares outstanding	$282,123,284
Net assets consist of:
Shares of beneficial interest	$280,171,239
Undistributed net investment income	453,192
Undistributed net realized gain (loss)	(40,103,234)
Unrealized appreciation	41,602,087
$282,123,284

Net Assets:
Class A	$69,184,210
Class B	$28,505,027
Class C	$24,693,138
Investor Class	$159,740,909
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,689,705
Class B	4,068,911
Class C	3,320,800
Investor Class	22,232,897
Class A:
Net asset value per share	$7.14
Offering price per share (Net asset value of $7.14 ÷ 94.50%)	$7.56
Class B:
Net asset value and offering price per share	$7.01
Class C:
Net asset value and offering price per share	$7.44
Investor Class:
Net asset value and offering price per share	$7.18

*  At September 30, 2007, securities with an aggregate value of $23,704,546 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6

AIM Gold & Precious Metals Fund

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $47,688)	$900,590
Dividends from affiliated money market funds (includes securities lending income of $54,399)	311,073
Total investment income	1,211,663
Expenses:
Advisory fees	946,151
Administrative services fees	44,015
Custodian fees	17,120
Distribution fees:
Class A	73,057
Class B	127,700
Class C	109,342
Investor Class	183,066
Transfer agent fees	319,571
Trustees' and officer's fees and benefits	11,779
Other	101,495
Total expenses	1,933,296
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(19,490)
Net expenses	1,913,806
Net investment income (loss)	(702,143)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,900,824)
Foreign currencies	80,211
(1,820,613)
Change in net unrealized appreciation of:
Investment securities	43,031,664
Foreign currencies	19,497
43,051,161
Net realized and unrealized gain	41,230,548
Net increase in net assets resulting from operations	$40,528,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7

AIM Gold & Precious Metals Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income (loss)	$(702,143)	$(377,575)
Net realized gain (loss)	(1,820,613)	36,719,219
Change in net unrealized appreciation (depreciation)	43,051,161	(15,981,533)
Net increase in net assets resulting from operations	40,528,405	20,360,111
Distributions to shareholders from net investment income:
Class A	—	(1,268,378)
Class B	—	(486,140)
Class C	—	(363,617)
Investor Class	—	(3,386,775)
Decrease in net assets resulting from distributions	—	(5,504,910)
Share transactions—net:
Class A	905,866	14,901,458
Class B	(1,123,589)	5,102,570
Class C	92,458	5,477,510
Investor Class	(10,703,052)	(12,134,950)
Net increase (decrease) in net assets resulting from share transactions	(10,828,317)	13,346,588
Net increase in net assets	29,700,088	28,201,789
Net assets:
Beginning of period	252,423,196	224,221,407
End of period (including undistributed net investment income of $453,192 and $1,155,335, respectively)	$282,123,284	$252,423,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8

AIM Gold & Precious Metals Fund

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Gold & Precious Metals Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

9

AIM Gold & Precious Metals Fund

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

10

AIM Gold & Precious Metals Fund

relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L.  Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

Average Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

For the six months ended September 30, 2007, AIM waived advisory fees of $4,687.

At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $293.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to

11

AIM Gold & Precious Metals Fund

certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $35,224 in front-end sales commissions from the sale of Class A shares and $863, $16,676 and $3,237 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income
Liquid Assets Portfolio–Institutional Class	$6,350,961	$26,242,163	$(29,788,354)	$2,804,770	$128,527
Premier Portfolio–Institutional Class	6,350,961	26,242,163	(29,788,354)	2,804,770	128,147
Subtotal	$12,701,922	$52,484,326	$(59,576,708)	$5,609,540	$256,674

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income*
Liquid Assets Portfolio–Institutional Class	$—	$99,844,455	$(75,918,925)	$23,925,530	$21,470
Premier Portfolio–Institutional Class	31,671,251	40,693,652	(72,364,903)	—	32,929
Subtotal	$31,671,251	$140,538,107	$(148,283,828)	$23,925,530	$54,399
Total Investments in Affiliates	$44,373,173	$193,022,433	$(207,860,536)	$29,535,070	$311,073

*  Net of compensation to counterparties.

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $14,510.

NOTE 5—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits

12

AIM Gold & Precious Metals Fund

to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $2,965 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2007, securities with an aggregate value of $23,704,546 were on loan to brokers. The loans were secured by cash collateral of $23,925,530 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2007, the Fund received dividends on cash collateral investments of $54,399 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2009	$36,882,837
March 31, 2010	1,092,909
Total capital loss carryforward	$37,975,746

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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AIM Gold & Precious Metals Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $43,682,160 and $49,111,036, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,967,001
Aggregate unrealized (depreciation) of investment securities	(7,087,624)
Net unrealized appreciation of investment securities	$40,879,377

Cost of investments for tax purposes is $264,129,354.

NOTE 10—Share Information

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Class A	2,429,206	$15,639,621	8,156,329	$47,553,212
Class B	532,282	3,363,687	2,434,979	14,068,686
Class C	570,706	3,791,277	2,468,685	15,254,513
Investor Class	2,161,153	13,654,923	8,091,035	47,618,402
Issued as reinvestment of dividends:
Class A	—	—	182,388	1,096,155
Class B	—	—	70,776	419,698
Class C	—	—	54,733	344,270
Investor Class	—	—	533,333	3,226,664
Automatic conversion of Class B shares to Class A shares:
Class A	106,593	670,861	196,836	1,159,382
Class B	(108,457)	(670,861)	(199,633)	(1,159,382)
Reacquired:(b)
Class A	(2,455,330)	(15,404,616)	(6,197,039)	(34,907,291)
Class B	(611,350)	(3,816,415)	(1,458,496)	(8,226,432)
Class C	(567,794)	(3,698,819)	(1,688,547)	(10,121,273)
Investor Class	(3,833,408)	(24,357,975)	(10,882,218)	(62,980,016)
	(1,776,399)	$(10,828,317)	1,763,161	$13,346,588

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Net of redemption fees of $35,526 and $16,810 were allocated among the classes based on relative net assets of each class for the six months ended September 30, 2007 and for the year ended March 31, 2007, respectively.

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

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AIM Gold & Precious Metals Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004	2003(a)
Net asset value, beginning of period	$6.11		$5.67		$3.55		$3.81		$2.39	$2.29
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00	)(b)	(0.00	)(b)	(0.03	)(b)	(0.01)	(0.02	)(b)
Net gains (losses) on securities (both realized and unrealized)	1.04		0.58		2.12		(0.20)		1.56	0.12
Total from investment operations	1.03		0.58		2.12		(0.23)		1.55	0.10
Less dividends from net investment income	—		(0.14)		—		(0.03)		(0.13)	—
Redemptions fees added to shares of beneficial interest	0.00		0.00		—		—		—	—
Net asset value, end of period	$7.14		$6.11		$5.67		$3.55		$3.81	$2.39
Total return(c)	16.86%		10.24%		59.72%		(5.89)%		65.02%	4.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$69,184		$58,702		$41,200		$10,609		$8,844	$1,514
Ratio of expenses to average net assets	1.39	%(d)	1.41%		1.45%		1.69	%(e)	2.13%	2.09	%(e)
Ratio of net investment income (loss) to average net assets	(0.43	)%(d)	(0.04)%		(0.10)%		(0.78)%		(1.29)%	(1.09)%
Portfolio turnover rate(f)	18%		85%		155%		51%		48%	84%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $58,445,388.

(e)  After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and /or expense reimbursements were 1.71% and 2.11% for the years ended March 31, 2005 and 2003, respectively.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004	2003(a)
Net asset value, beginning of period	$6.01		$5.60		$3.54		$3.82		$2.39	$2.29
Income from investment operations:
Net investment income (loss)	(0.04)		(0.05	)(b)	(0.04	)(b)	(0.05	)(b)	(0.01)	(0.02	)(b)
Net gains (losses) on securities (both realized and unrealized)	1.04		0.58		2.10		(0.20)		1.57	0.12
Total from investment operations	1.00		0.53		2.06		(0.25)		1.56	0.10
Less dividends from net investment income	—		(0.12)		—		(0.03)		(0.13)	—
Redemptions fees added to shares of beneficial interest	0.00		0.00		—		—		—	—
Net asset value, end of period	$7.01		$6.01		$5.60		$3.54		$3.82	$2.39
Total return(c)	16.64%		9.45%		58.19%		(6.48)%		65.26%	4.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$28,505		$25,599		$19,103		$8,593		$7,042	$2,315
Ratio of expenses to average net assets	2.14	%(d)	2.16%		2.19%		2.34	%(e)	2.28%	2.18%
Ratio of net investment income (loss) to average net assets	(1.18	)%(d)	(0.79)%		(0.84)%		(1.43)%		(1.44)%	(1.12)%
Portfolio turnover rate(f)	18%		85%		155%		51%		48%	84%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $25,539,956.

(e)  After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and /or expense reimbursements was 2.36% for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

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AIM Gold & Precious Metals Fund

NOTE 12—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004	2003
Net asset value, beginning of period	$6.39		$5.94		$3.75		$4.04		$2.52	$2.42
Income from investment operations:
Net investment income (loss)	(0.04)		(0.05	)(a)	(0.04	)(a)	(0.05	)(a)	(0.04)	(0.00	)(b)
Net gains (losses) on securities (both realized and unrealized)	1.09		0.62		2.23		(0.22)		1.67	0.10
Total from investment operations	1.05		0.57		2.19		(0.27)		1.63	0.10
Less dividends from net investment income	—		(0.12)		—		(0.02)		(0.11)	—
Redemptions fees added to shares of beneficial interest	0.00		0.00		—		—		—	—
Net asset value, end of period	$7.44		$6.39		$5.94		$3.75		$4.04	$2.52
Total return(c)	16.43%		9.59%		58.40%		(6.58)%		64.70%	4.13%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$24,693		$21,188		$14,758		$6,993		$5,208	$2,459
Ratio of expenses to average net assets	2.14	%(d)	2.16%		2.19%		2.34	%(e)	2.69%	2.65%
Ratio of net investment income (loss) to average net assets	(1.18	)%(d)	(0.79)%		(0.84)%		(1.43)%		(1.85)%	(1.60)%
Portfolio turnover rate(f)	18%		85%		155%		51%		48%	84%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.04) for the year ended March 31, 2003.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $21,868,360.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.36% for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004	2003
Net asset value, beginning of period	$6.15		$5.70		$3.57		$3.84		$2.40	$2.29
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00	)(a)	(0.00	)(a)	(0.02	)(a)	(0.05)	(0.02	)(a)
Net gains (losses) on securities (both realized and unrealized)	1.04		0.59		2.13		(0.21)		1.63	0.13
Total from investment operations	1.03		0.59		2.13		(0.23)		1.58	0.11
Less dividends from net investment income	—		(0.14)		—		(0.04)		(0.14)	—
Redemptions fees added to shares of beneficial interest	0.00		0.00		—		—		—	—
Net asset value, end of period	$7.18		$6.15		$5.70		$3.57		$3.84	$2.40
Total return(b)	16.75%		10.36%		59.66%		(6.00)%		65.92%	4.80%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$159,741		$146,934		$149,160		$100,838		$125,053	$98,388
Ratio of expenses to average net assets	1.39	%(c)	1.41%		1.44%		1.59	%(d)	1.93%	1.88%
Ratio of net investment income (loss) to average net assets	(0.43	)%(c)	(0.04)%		(0.09)%		(0.68)%		(1.09)%	(0.79)%
Portfolio turnover rate(e)	18%		85%		155%		51%		48%	84%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $146,453,116.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.61% for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

16

AIM Gold & Precious Metals Fund

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor—Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

17

AIM Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
A	$1,000.00	$1,168.60	$7.54	$1,018.05	$7.01	1.39%
B	1,000.00	1,166.40	11.59	1,014.30	10.78	2.14
C	1,000.00	1,164.30	11.58	1,014.30	10.78	2.14
Investor	1,000.00	1,169.10	7.54	1,018.05	7.01	1.39

(1)   The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)   Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

18

AIM Gold & Precious Metals Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Gold & Precious Metals Fund (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Gold Oriented Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was below the median performance of its peers for the one and three year periods, and comparable to such performance for the five year period. The Board noted that the Fund’s performance was below the performance of the Index for the one year period, and comparable to such Index for the three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most

19

recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was below the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through at least June 30, 2008 and that this fee waiver includes breakpoints based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board noted that, according to information provided by AIM, this fee waiver reduces the Fund’s effective advisory fees to a level generally in line with the median effective advisory fees for the Fund’s peers, as determined by AIM. The Board noted that this fee waiver was proposed by AIM in response to the recommendation of the independent Senior Officer that AIM consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this fee waiver, and considered the effect this fee waiver would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the fee waiver discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints but that, due to the Fund’s asset level at the end of the past calendar year and the way in which the breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board also noted that AIM’s contractual advisory fee waiver discussed above includes breakpoints based on net asset levels. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by AIM pursuant to procedures approved by the Board. The Board noted that AIM will receive advisory fees from these affiliated money market funds attributable to such investments, although AIM has contractually agreed to waive the advisory fees payable by the Fund with respect to its investment of uninvested cash in these affiliated money market funds through at least June 30, 2008. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20

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eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

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This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

[AIM Investments Logo]
I-GPM-SAR-1	A I M Distributors, Inc.	– registered trademark –

AIM Leisure Fund

Semiannual Report to Shareholders • September 30, 2007

For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

Unless otherwise noted, all data in this report are from A I M Management Group Inc.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Not FDIC Insured May lose value No bank guarantee

SECTOR EQUITY

Sectors

Letter to Shareholders	2
Fund Performance	3
Schedule of Investments	4
Financial Statements	7
Notes to Financial Statements	10
Financial Highlights	16
Fund Expenses	21
Approval of Advisory Agreement	22

[AIM Investments Logo]
– registered trademark –

[CROCKETT

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM’s parent company, and Phil Taylor, who was named CEO of AIM Investments — registered trademark — in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO’s Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen’s direction, AIM’s cash management organization grew to one of the world’s largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

In other news, your Board took a more active role in preparing for “proxy season,” the period when fund managers must vote the shares held by their funds “for” or “against” various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and “say for pay.” The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against “poison pill” and “take under” proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the “About Us” tab, then go to “Required Notices” and “Proxy Voting Activity.”

Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab and go to “Investment Advisory Agreement Renewals.”

Your Board’s ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

1)	How important is it to you to hear about your Board’s decisions and activities in these letters?

2)	What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

3)	Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

We need to hear from you to do our best job, and I look forward to your responses.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Directors

November 19, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

2

AIM Leisure Fund

Fund performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 3/31/07–9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	4.35%
Class B Shares	3.96
Class C Shares	3.97
Class R Shares	4.21
Investor Class Shares	4.34
S&P 500 Index* (Broad Market/Style-Specific Index)	8.43

Source: *Lipper Inc.

The S&P 500 –– registered trademark — Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Fund is not managed to track the performance of any particular index, including the index defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Fund Performance

As of 9/30/07, including applicable sales charges

Class A Shares
Inception (3/28/02)	7.76%
5 Years	14.11
1 Year	15.03

Class B Shares
Inception (3/28/02)	7.97%
5 Years	14.36
1 Year	15.82

Class C Shares
Inception (2/14/00)	5.98%
5 Years	14.50
1 Year	19.82

Class R Shares
Inception (10/25/05)	19.06%
1 Year	21.43

Investor Class Shares
Inception (1/19/84)	16.23%
10 Years	13.55
5 Years	15.42
1 Year	21.72

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R and Investor Class shares was 1.24%, 1.99%, 1.99%, 1.49% and 1.24%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3

AIM Leisure Fund

Portfolio Composition

By sector, based on net assets
as of September 30, 2007

Consumer Discretionary	79.1%
Consumer Staples	13.1
Financials	3.7
Information Technology	1.6
Money Market Funds Plus Other Assets Less Liabilities	2.5

Schedule of Investments(a)

September 30, 2007

(Unaudited)

	Shares	Value
Domestic Common Stocks–77.26%
Advertising–5.18%
Harte-Hanks, Inc.	161,050	$3,169,464
Omnicom Group Inc.	925,600	44,512,104
		47,681,568
Apparel Retail–2.88%
Abercrombie & Fitch Co.–Class A	328,497	26,509,708
Apparel, Accessories & Luxury Goods–3.22%
Carter's, Inc.(b)	530,567	10,584,812
Columbia Sportswear Co.(b)	26,106	1,443,923
Polo Ralph Lauren Corp.	226,477	17,608,587
		29,637,322
Brewers–0.96%
Anheuser-Busch Cos., Inc.	176,933	8,844,881
Broadcasting & Cable TV–12.51%
Cablevision Systems Corp.–Class A(b)	667,193	23,311,723
CBS Corp.–Class A	64,550	2,033,971
CBS Corp.–Class B	64,700	2,038,050
Citadel Broadcasting Corp.(b)	48,121	200,184
Clear Channel Communications, Inc.	331,028	12,393,688
Comcast Corp.–Class A(b)	1,035,991	25,050,262
EchoStar Communications Corp.–Class A(b)	296,085	13,859,739
Liberty Global, Inc.–Class A(b)(c)	80,054	3,283,815
Liberty Global, Inc.–Series C(b)(c)	166,425	6,433,990
Liberty Media Corp. Capital–Series A(b)	93,088	11,620,175
Scripps Co. (E.W.) (The)–Class A	137,300	5,766,600
Sinclair Broadcast Group, Inc.–Class A	422,400	5,085,696
Spanish Broadcasting System, Inc.–Class A(b)	222,200	573,276
Virgin Media Inc.	146,250	3,549,488
		115,200,657

	Shares	Value
Casinos & Gaming–7.19%
Harrah's Entertainment, Inc.	386,569	$33,604,443
International Game Technology	299,940	12,927,414
MGM Mirage(b)	220,032	19,679,662
		66,211,519
Catalog Retail–0.97%
Liberty Media Corp.–Interactive–Series A(b)	465,444	8,941,179
Computer & Electronics Retail–1.46%
Best Buy Co., Inc.	195,019	8,974,774
hhgregg, Inc.(b)	421,413	4,424,837
		13,399,611
Department Stores–1.37%
Kohl's Corp.(b)	220,275	12,628,366
Distillers & Vintners–0.77%
Brown-Forman Corp.–Class B	94,977	7,114,727
Footwear–5.14%
Crocs, Inc.(b)	567,516	38,165,451
NIKE, Inc.–Class B	156,132	9,158,703
		47,324,154
General Merchandise Stores–0.98%
Target Corp.	142,127	9,035,013
Home Entertainment Software–0.36%
Electronic Arts Inc.(b)	58,400	3,269,816
Home Improvement Retail–2.29%
Home Depot, Inc. (The)	398,141	12,915,694
Lowe's Cos., Inc.	290,997	8,153,736
		21,069,430
Hotels, Resorts & Cruise Lines–9.61%
Carnival Corp.(b)	382,686	18,533,483
Hilton Hotels Corp.	398,805	18,540,444

4

AIM Leisure Fund

	Shares	Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc.–Class A	368,685	$16,026,737
Royal Caribbean Cruises Ltd.(b)	212,384	8,289,348
Starwood Hotels & Resorts Worldwide, Inc.	445,568	27,068,256
		88,458,268
Hypermarkets & Super Centers–0.63%
Wal-Mart Stores, Inc.	133,043	5,807,327
Internet Software & Services–1.22%
Google Inc.–Class A(b)	19,790	11,226,273
Investment Companies–Exchange Traded Funds–1.34%
iShares Russell 3000 Index Fund(c)	46,568	4,091,464
iShares S&P 500 Index Fund	26,936	4,120,400
S&P 500 Depositary Receipts Trust–Series 1(c)	27,039	4,125,611
		12,337,475
Movies & Entertainment–10.03%
News Corp.–Class A	2,033,523	44,717,171
Time Warner Inc.	936,500	17,194,140
Viacom Inc.–Class A(b)	131,424	5,118,965
Viacom Inc.–Class B(b)	95,100	3,706,047
Walt Disney Co. (The)	626,608	21,549,049
		92,285,372
Publishing–2.23%
Belo Corp.–Class A	304,800	5,291,328
Gannett Co., Inc.	77,305	3,378,228
McClatchy Co. (The)–Class A(c)	111,700	2,231,766
McGraw-Hill Cos., Inc. (The)	189,800	9,662,718
		20,564,040
Restaurants–3.00%
Burger King Holdings Inc.	263,864	6,725,894
McDonald's Corp.	175,440	9,556,217
Ruth's Chris Steak House, Inc.(b)(c)	284,661	4,056,419
Yum! Brands, Inc.	216,252	7,315,805
		27,654,335
Soft Drinks–1.56%
PepsiCo, Inc.	195,627	14,331,634
Specialized REIT's–0.82%
Felcor Lodging Trust Inc.	380,592	7,585,199
Specialty Stores–1.54%
PetSmart, Inc.	445,266	14,203,985
Total Domestic Common Stocks (Cost $445,294,095)		711,321,859

	Shares	Value
Foreign Common Stocks & Other Equity Interests–20.26%
Belgium–2.25%
Compagnie Nationale a Portfeuille/Nationale Portefeuille Maatschappis (Multi-Sector Holdings)	19,870	$1,386,227
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)	54,456	6,605,734
InBev N.V. (Brewers)(e)	139,535	12,679,859
		20,671,820
Brazil–1.77%
Companhia de Bebidas das Americas–ADR (Brewers)	229,446	16,242,482
Denmark–1.23%
Carlsberg A.S.–Class B (Brewers)	82,550	11,273,612
France–3.67%
Accor S.A. (Hotels, Resorts & Cruise Lines)	200,971	17,844,011
JC Decaux S.A. (Advertising)(e)	201,900	7,101,074
Pernod Ricard S.A. (Distillers & Vintners)	40,560	8,851,656
		33,796,741
Hong Kong–0.71%
Regal Hotels International Holdings Ltd. (Hotels, Resorts & Cruise Lines)(e)	64,964,000	4,900,965
Television Broadcasts Ltd.–ADR (Broadcasting & Cable TV)(f)	138,900	1,669,953
		6,570,918
Japan–0.34%
Sony Corp.–ADR (Consumer Electronics)	64,500	3,099,870
Mexico–0.68%
Coca-Cola Femsa S.A. B. de C.V.–ADR (Soft Drinks)(c)	146,575	6,289,533
Netherlands–2.42%
Heineken Holding N.V. (Brewers)	208,100	11,930,211
Jetix Europe N.V. (Broadcasting & Cable TV)(b)	428,476	10,387,843
		22,318,054
Sweden–0.89%
Rezidor Hotel Group A.B. (Hotels, Resorts & Cruise Lines) (Acquired 11/28/06 Cost $20,647)(e)(g)	42,574	309,211
Rezidor Hotel Group A.B. (Hotels, Resorts & Cruise Lines)	1,090,800	7,922,380
		8,231,591
Switzerland–1.91%
Compagnie Financiere Richemont S.A.–Class A (Apparel, Accessories & Luxury Goods)(h)	179,500	11,896,404
Pargesa Holding S.A. (Multi-Sector Holdings)	51,509	5,677,081
		17,573,485

5

AIM Leisure Fund

	Shares	Value
United Kingdom–4.39%
Diageo PLC (Distillers & Vintners)(e)	797,446	$17,493,678
Intercontinental Hotels (Hotels, Resorts & Cruise Lines)	353,765	7,024,682
WPP Group PLC (Advertising)	1,175,030	15,915,606
		40,433,966
Total Foreign Common Stocks & Other Equity Interests (Cost $103,190,026)		186,502,072
Money Market Funds–2.18%
Liquid Assets Portfolio–Institutional Class(i)	10,025,767	10,025,767
Premier Portfolio–Institutional Class(i)	10,025,768	10,025,768
Total Money Market Funds (Cost $20,051,535)		20,051,535
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.70% (Cost $568,535,656)		917,875,466

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.98%
Liquid Assets Portfolio–Institutional Class (Money Market Funds) (Cost $18,256,060)(i)(j)	18,256,060	$18,256,060
TOTAL INVESTMENTS–101.68% (Cost $586,791,716)		936,131,526
OTHER ASSETS LESS LIABILITIES–(1.68)%		(15,503,780)
NET ASSETS–100.00%		$920,627,746

Investment Abbreviations:

ADR	–	American Depositary Receipt

REIT	–	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Each unit represents one common share with paired trust share.

(e)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $42,175,575, which represented 4.58% of the Fund's Net Assets. See Note 1A.

(f)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2007 represented 0.18% of the Fund's Net Assets. See Note 1A.

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2007 represented 0.03% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(h)  Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(i)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(j)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6

AIM Leisure Fund

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $548,484,120)*	$897,823,931
Investments in affiliated money market funds (cost $38,307,595)	38,307,595
Total investments (cost $586,791,715)	936,131,526
Foreign currencies, at value (cost $1,802,683)	1,815,714
Cash	12,749
Receivables for:
Investments sold	2,770,981
Fund shares sold	1,148,317
Dividends	1,298,401
Investment for trustee deferred compensation and retirement plans	84,240
Other assets	33,340
Total assets	943,295,268
Liabilities:
Payables for:
Investments purchased	2,033,827
Fund shares reacquired	1,532,920
Trustee deferred compensation and retirement plans	134,608
Collateral upon return of securities loaned	18,256,060
Accrued distribution fees	239,274
Accrued trustees' and officer's fees and benefits	707
Accrued transfer agent fees	326,156
Accrued operating expenses	143,970
Total liabilities	22,667,522
Net assets applicable to shares outstanding	$920,627,746
Net assets consist of:
Shares of beneficial interest	$533,247,448
Undistributed net investment income	(13,052,041)
Undistributed net realized gain	51,073,027
Unrealized appreciation	349,359,312
$920,627,746

Net Assets:
Class A	$196,623,919
Class B	$38,727,185
Class C	$53,048,012
Class R	$779,596
Investor Class	$631,449,034
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	3,831,080
Class B	776,994
Class C	1,094,815
Class R	15,227
Investor Class	12,325,857
Class A:
Net asset value per share	$51.32
Offering price per share (Net asset value of $51.32 ÷ 94.50%)	$54.31
Class B:
Net asset value and offering price per share	$49.84
Class C:
Net asset value and offering price per share	$48.45
Class R:
Net asset value and offering price per share	$51.20
Investor Class:
Net asset value and offering price per share	$51.23

*  At September 30, 2007, securities with an aggregate value of $17,750,024 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7

AIM Leisure Fund

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $335,416)	$8,087,940
Dividends from affiliated money market funds (includes securities lending income of $74,068)	944,326
Interest	1,553
Total investment income	9,033,819
Expenses:
Advisory fees	3,108,173
Administrative services fees	128,024
Custodian fees	62,935
Distribution fees:
Class A	244,427
Class B	195,624
Class C	258,493
Class R	1,094
Investor Class	815,666
Transfer agent fees	871,435
Trustees' and officer's fees and benefits	20,745
Other	163,553
Total expenses	5,870,169
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(31,483)
Net expenses	5,838,686
Net investment income	3,195,133
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	39,392,062
Foreign currencies	72,605
39,464,667
Change in net unrealized appreciation (depreciation) of:
Investment securities	(4,858,657)
Foreign currencies	10,511
(4,848,146)
Net realized and unrealized gain	34,616,521
Net increase in net assets resulting from operations	$37,811,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8

AIM Leisure Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$3,195,133	$2,106,783
Net realized gain	39,464,667	43,671,523
Change in net unrealized appreciation (depreciation)	(4,848,146)	107,978,602
Net increase in net assets resulting from operations	37,811,654	153,756,908
Distributions to shareholders from net investment income:
Class A	—	(3,164,930)
Class B	—	(510,702)
Class C	—	(517,823)
Class R	—	(1,141)
Investor Class	—	(12,405,646)
Total distributions from net investment income	—	(16,600,242)
Distributions to shareholders from net realized gains:
Class A	—	(7,769,732)
Class B	—	(1,835,881)
Class C	—	(1,861,652)
Class R	—	(3,131)
Investor Class	—	(30,455,191)
Total distributions from net realized gains	—	(41,925,587)
Decrease in net assets resulting from distributions	—	(58,525,829)
Share transactions — net:
Class A	6,868,460	32,469,432
Class B	(284,029)	(734,905)
Class C	3,702,408	10,060,236
Class R	551,911	176,861
Investor Class	(24,888,609)	(9,014,946)
Net increase (decrease) in net assets resulting from share transactions	(14,049,859)	32,956,678
Net increase in net assets	23,761,795	128,187,757
Net assets:
Beginning of period	896,865,951	768,678,194
End of period (including undistributed net investment income of $(13,052,041) and $(16,247,174), respectively)	$920,627,746	$896,865,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9

AIM Leisure Fund

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Leisure Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

10

AIM Leisure Fund

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

11

AIM Leisure Fund

relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

For the six months ended September 30, 2007, AIM waived advisory fees of $12,915.

At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $487.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $51,491 in front-end sales commissions from the sale of Class A shares and $2,361, $11,857, $9,295 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

12

AIM Leisure Fund

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income
Liquid Assets Portfolio–Institutional Class	$25,646,576	$38,375,355	$(53,996,164)	$10,025,767	$435,814
Premier Portfolio–Institutional Class	25,646,577	38,375,355	(53,996,164)	10,025,768	434,444
Subtotal	$51,293,153	$76,750,710	$(107,992,328)	$20,051,535	$870,258

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income*
Liquid Assets Portfolio–Institutional Class	$—	$50,884,250	$(32,628,190)	$18,256,060	$59,681
Premier Portfolio–Institutional Class	17,770,695	—	(17,770,695)	—	14,387
Subtotal	$17,770,695	$50,884,250	$(50,398,885)	$18,256,060	$74,068
Total Investments in Affiliates	$69,063,848	$127,634,960	$(158,391,213)	$38,307,595	$944,326

*  Net of compensation to counterparties.

NOTE 4—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $18,081.

NOTE 5—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $4,386 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

13

AIM Leisure Fund

The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2007, securities with an aggregate value of $17,750,024 were on loan to brokers. The loans were secured by cash collateral of $18,256,060 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2007, the Fund received dividends on cash collateral investments of $74,068 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

The Fund did not have a capital loss carryforward as of March 31, 2007.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $78,774,208 and $75,068,397, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$359,035,799
Aggregate unrealized (depreciation) of investment securities	(17,854,284)
Net unrealized appreciation of investment securities	$341,181,515

Cost of investments for tax purposes is $594,950,011.

14

AIM Leisure Fund

NOTE 10—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Class A	849,325	$43,277,207	1,494,071	$71,392,926
Class B	84,448	4,199,576	143,163	6,633,511
Class C	189,597	9,163,875	382,210	17,487,929
Class R	12,597	628,787	3,823	185,389
Investor Class	849,372	43,067,129	1,622,354	76,328,821
Issued as reinvestment of dividends:
Class A	—	—	220,134	10,396,906
Class B	—	—	47,490	2,191,237
Class C	—	—	49,428	2,217,356
Class R	—	—	90	4,272
Investor Class	—	—	884,063	41,683,592
Automatic conversion of Class B shares to Class A shares:
Class A	24,362	1,240,464	21,604	996,081
Class B	(25,042)	(1,240,464)	(22,151)	(996,081)
Reacquired:
Class A	(737,086)	(37,649,211)	(1,091,354)	(50,316,481)
Class B	(65,534)	(3,243,141)	(192,586)	(8,563,572)
Class C	(114,138)	(5,461,467)	(223,561)	(9,645,049)
Class R	(1,510)	(76,876)	(269)	(12,800)
Investor Class	(1,350,058)	(67,955,738)	(2,782,870)	(127,027,359)
	(283,667)	$(14,049,859)	555,639	$32,956,678

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

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AIM Leisure Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006	2005		2004	2003(a)
Net asset value, beginning of period	$49.19		$43.45		$45.61	$42.83		$30.88	$38.96
Income from investment operations:
Net investment income (loss)(b)	0.19		0.15		0.15	(0.05)		(0.14)	(0.17)
Net gains (losses) on securities (both realized and unrealized)	1.94		9.20	(c)	2.60	3.15		12.09	(7.91)
Total from investment operations	2.13		9.35		2.75	3.10		11.95	(8.08)
Less distributions:
Dividends from net investment income	—		(1.05)		(0.47)	(0.32)		—	—
Distributions from net realized gains	—		(2.56)		(4.44)	—		—	—
Total distributions	—		(3.61)		(4.91)	(0.32)		—	—
Net asset value, end of period	$51.32		$49.19		$43.45	$45.61		$42.83	$30.88
Total return(d)	4.33%		21.86	%(c)	6.58%	7.23%		38.70%	(20.74)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$196,624		$181,748		$132,515	$87,068		$66,510	$27,175
Ratio of expenses to average net assets	1.18	%(e)	1.23%		1.29%	1.42	%(f)	1.48%	1.42%
Ratio of net investment income (loss) to average net assets	0.75	%(e)	0.33%		0.34%	(0.11)%		(0.37)%	(0.56)%
Portfolio turnover rate(g)	8%		20%		20%	8%		20%	20%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Net gains on securities (both realized and unrealized) per share and total return include a special dividend received of $10.00 per share owned of Cablevision Systems Corp. – Class A on April 24, 2006. Net gains on securities (both realized and unrealized) per share and total return excluding the special dividend are $8.81 and 20.89%, respectively.

(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(e)  Ratios are annualized and based on average daily net assets of $195,541,463.

(f)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.43%.

(g)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

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AIM Leisure Fund

NOTE 12—Financial Highlights—(continued)

	Class B
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006	2005	2004	2003(a)
Net asset value, beginning of period	$47.95		$42.46		$44.86	$42.22	$30.65	$38.96
Income from investment operations:
Net investment income (loss)(b)	(0.00)		(0.19)		(0.17)	(0.32)	(0.40)	(0.38)
Net gains (losses) on securities (both realized and unrealized)	1.89		8.96	(c)	2.54	3.08	11.97	(7.93)
Total from investment operations	1.89		8.77		2.37	2.76	11.57	(8.31)
Less distributions:
Dividends from net investment income	—		(0.72)		(0.33)	(0.12)	—	—
Distributions from net realized gains	—		(2.56)		(4.44)	—	—	—
Total distributions	—		(3.28)		(4.77)	(0.12)	—	—
Net asset value, end of period	$49.84		$47.95		$42.46	$44.86	$42.22	$30.65
Total return(d)	3.94%		20.95	%(c)	5.81%	6.54%	37.75%	(21.33)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$38,727		$37,553		$34,272	$28,776	$18,814	$8,268
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.93	%(e)	1.98%		2.02%	2.07%	2.15%	2.14%
Without fee waivers and/or expense reimbursements	1.93	%(e)	1.98%		2.02%	2.08%	2.26%	2.23%
Ratio of net investment income (loss) to average net assets	(0.00	)%(e)	(0.42)%		(0.39)%	(0.76)%	(1.04)%	(1.29)%
Portfolio turnover rate(f)	8%		20%		20%	8%	20%	20%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Net gains on securities (both realized and unrealized) per share and total return include a special dividend received of $10.00 per share owned of Cablevision Systems Corp. – Class A on April 24, 2006. Net gains on securities (both realized and unrealized) per share and total return excluding the special dividend are $8.57 and 19.97%, respectively.

(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(e)  Ratios are annualized and based on average daily net assets of $39,124,830.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

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AIM Leisure Fund

NOTE 12—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004		2003
Net asset value, beginning of period	$46.62		$41.35		$43.82		$41.24		$30.00		$38.29
Income from investment operations:
Net investment income (loss)	(0.00)		(0.19	)(a)	(0.17	)(a)	(0.31	)(a)	(0.46	)(a)	(0.18)
Net gains (losses) on securities (both realized and unrealized)	1.83		8.74	(b)	2.47		3.01		11.70		(8.11)
Total from investment operations	1.83		8.55		2.30		2.70		11.24		(8.29)
Less distributions:
Dividends from net investment income	—		(0.72)		(0.33)		(0.12)		—		—
Distributions from net realized gains	—		(2.56)		(4.44)		—		—		—
Total distributions	—		(3.28)		(4.77)		(0.12)		—		—
Net asset value, end of period	$48.45		$46.62		$41.35		$43.82		$41.24		$30.00
Total return(c)	3.93%		20.98	%(b)	5.78%		6.55%		37.47%		(21.65)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$53,048		$47,521		$33,549		$29,706		$28,383		$17,768
Ratio of expenses to average net assets	1.93	%(d)	1.98%		2.02%		2.07	%(e)	2.36%		2.44%
Ratio of net investment income (loss) to average net assets	(0.00	)%(d)	(0.42)%		(0.39)%		(0.76)%		(1.25)%		(1.62)%
Portfolio turnover rate(f)	8%		20%		20%		8%		20%		20%

(a)  Calculated using average shares outstanding.

(b)  Net gains (losses) on securities (both realized and unrealized) per share and total return include a special dividend received of $10.00 per share owned of Cablevision Systems Corp. – Class A on April 24, 2006. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding the special dividend are $8.35 and 19.97%, respectively.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $51,698,526.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.08%.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

18

AIM Leisure Fund

NOTE 12—Financial Highlights—(continued)

	Class R
	Six months ended September 30, 2007		Year ended March 31, 2007		October 25, 2005 (commencement date) to March 31, 2006
Net asset value, beginning of period	$49.14		$43.41		$43.91
Income from investment operations:
Net investment income (loss)(a)	0.13		0.04		0.02
Net gains (losses) on securities (both realized and unrealized)	1.93		9.19	(b)	4.38
Total from investment operations	2.06		9.23		4.40
Less distributions:
Dividends from net investment income	—		(0.94)		(0.46)
Distributions from net realized gains	—		(2.56)		(4.44)
Total distributions	—		(3.50)		(4.90)
Net asset value, end of period	$51.20		$49.14		$43.41
Total return(c)	4.19%		21.59	%(b)	10.57%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$780		$203		$22
Ratio of expenses to average net assets	1.43	%(d)	1.48%		1.52	%(e)
Ratio of net investment income (loss) to average net assets	0.50	%(d)	0.08%		0.11	%(e)
Portfolio turnover rate(f)	8%		20%		20%

(a)  Calculated using average shares outstanding.

(b)  Net gains on securities (both realized and unrealized) per share and total return include a special dividend received of $10.00 per share owned of Cablevision Systems Corp. – Class A on April 24, 2006. Net gains on securities (both realized and unrealized) per share and total return excluding the special dividend are $8.80 and 20.62%, respectively.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $437,776.

(e)  Annualized.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006	2005		2004		2003
Net asset value, beginning of period	$49.10		$43.37		$45.54	$42.75		$30.83		$38.95
Income from investment operations:
Net investment income (loss)	0.19	(a)	0.15	(a)	0.16 (a)	(0.00	)(a)	(0.14	)(a)	(0.23)
Net gains (losses) on securities (both realized and unrealized)	1.94		9.19	(b)	2.59	3.14		12.06		(7.89)
Total from investment operations	2.13		9.34		2.75	3.14		11.92		(8.12)
Less distributions:
Dividends from net investment income	—		(1.05)		(0.48)	(0.35)		—		—
Distributions from net realized gains	—		(2.56)		(4.44)	—		—		—
Total distributions	—		(3.61)		(4.92)	(0.35)		—		—
Net asset value, end of period	$51.23		$49.10		$43.37	$45.54		$42.75		$30.83
Total return(c)	4.34%		21.88	%(b)	6.60%	7.35%		38.66%		(20.87)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$631,449		$629,840		$568,321	$659,978		$702,969		$536,108
Ratio of expenses to average net assets	1.18	%(d)	1.23%		1.27%	1.32	%(e)	1.49%		1.50%
Ratio of net investment income (loss) to average net assets	0.75	%(d)	0.33%		0.36%	(0.01)%		(0.38)%		(0.69)%
Portfolio turnover rate(f)	8%		20%		20%	8%		20%		20%

(a)  Calculated using average shares outstanding.

(b)  Net gains on securities (both realized and unrealized) per share and total return include a special dividend received of $10.00 per share owned of Cablevision Systems Corp. – Class A on April 24, 2006. Net gains on securities (both realized and unrealized) per share and total return excluding the special dividend are $8.80 and 20.90%, respectively.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $652,533,072.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.33%.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

19

AIM Leisure Fund

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

20

AIM Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
A	$1,000.00	$1,043.50	$6.03	$1,019.10	$5.96	1.18%
B	1,000.00	1,039.60	9.84	1,015.35	9.72	1.93
C	1,000.00	1,039.70	9.84	1,015.35	9.72	1.93
R	1,000.00	1,042.10	7.30	1,017.85	7.21	1.43
Investor	1,000.00	1,043.40	6.03	1,019.10	5.96	1.18

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

21

AIM Leisure Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Leisure Fund (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the S&P 500 Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was above the median performance of its peers for the one and three year periods, and comparable to such performance for the five year period. The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this

22

review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was below the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board also compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of other clients of AIM and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by AIM and one offshore fund advised and sub-advised by AIM affiliates. The Board noted that the Fund’s rate was: (i) below the rate for the mutual fund; and (ii) below the advisory fee rate for the offshore fund.

The Board noted that AIM has proposed that the contractual advisory fee waiver that had been formerly committed to by AIM through at least June 30, 2007 expire on such date and that AIM has not proposed any fee waivers or expense limitations for the Fund. However, the Board also noted that at its current asset level the Fund has an effective fee rate under its contractual advisory fee schedule that is lower than the fee rate under the contractual advisory fee waiver and that AIM therefore is not currently waiving any of the Fund’s advisory fees. The Board noted that AIM’s recommendation was made in response to the recommendation of the independent Senior Officer that AIM consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it was not necessary at this time to discuss with AIM whether to implement any such waivers or expense limitations because the Fund’s overall expense ratio was comparable to the median expense ratio of the funds in the Fund’s Lipper peer group that are not managed by AIM.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by AIM pursuant to procedures approved by the Board. The Board noted that AIM will receive advisory fees from these affiliated money market funds attributable to such investments, although AIM has contractually agreed to waive the advisory fees payable by the Fund with respect to its investment of uninvested cash in these affiliated money market funds through at least June 30, 2008. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

23

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Register for eDelivery

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

Why sign up?

Register for eDelivery to:

•                  save your Fund the cost of printing and postage.

•                  reduce the amount of paper you receive.

•                  gain access to your documents faster by not waiting for the mail.

•                  view your documents online anytime at your convenience.

•                  save the documents to your personal computer or print them out for your records.

How do I sign up?

It’s easy. Just follow these simple steps:

1.               Log in to your account.

2.               Click on the “Service Center” tab.

3.               Select “Register for eDelivery” and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

[AIM Investments Logo]
I-LEI-SAR-1	A I M Distributors, Inc.	– registered trademark –

AIM Technology Fund

Semiannual Report to Shareholders • September 30, 2007

For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

Unless otherwise noted, all data in this report are from A I M Management Group Inc.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Not FDIC Insured   May lose value   No bank guarantee

SECTOR EQUITY

Sectors

Letter to Shareholders	2
Fund Performance	3
Schedule of Investments	4
Financial Statements	7
Notes to Financial Statements	10
Financial Highlights	17
Fund Expenses	21
Approval of Advisory Agreement	22

[AIM Investments Logo]
– registered trademark –

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM’s parent company, and Phil Taylor, who was named CEO of AIM Investments — registered trademark— in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO’s Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen’s direction, AIM’s cash management organization grew to one of the world’s largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

In other news, your Board took a more active role in preparing for “proxy season,” the period when fund managers must vote the shares held by their funds “for” or “against” various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and “say for pay.” The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against “poison pill” and “take under” proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the “About Us” tab, then go to “Required Notices” and “Proxy Voting Activity.”

Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab and go to “Investment Advisory Agreement Renewals.”

Your Board’s ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

1)	How important is it to you to hear about your Board’s decisions and activities in these letters?

2)	What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

3)	Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

We need to hear from you to do our best job, and I look forward to your responses.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Directors

November 19, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Technology Fund

Fund performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 3/31/07–9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	16.01%
Class B Shares	15.57
Class C Shares	15.59
Investor Class Shares	16.01
S&P 500 Index* (Broad Market Index)	8.43
S&P 500 GSTI Index* (Style-Specific Index)	17.47
Lipper Science & Technology Funds Index* (Peer Group Index)	16.79

Source: *Lipper Inc.

The S&P 500 —registered trademark— Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The S&P GSTI Index is a modified capitalization-weighted index composed of companies involved in the technology industry.

The Lipper Science & Technology Funds Index is an equally weighted representation of the largest funds in the Lipper Science & Technology Funds category. These funds invest at least 65% of their portfolios in science and technology stocks.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Fund Performance

As of 9/30/07, including applicable sales charges

Class A Shares
Inception (3/28/02)	0.49%
5 Years	15.79
1 Year	13.38

Class B Shares
Inception (3/28/02)	0.58%
5 Years	15.99
1 Year	14.09

Class C Shares
Inception (2/14/00)	–13.28%
5 Years	16.22
1 Year	18.07

Investor Class Shares
Inception (1/19/84)	11.35%
10 Years	1.63
5 Years	16.93
1 Year	20.01

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.56%, 2.31%, 2.31% and 1.53%, respectively.(1) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.57%, 2.32%, 2.32% and 1.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses in the past for the Fund’s Class A, Class B and Class C shares, performance would have been lower.

(1)          Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2008. See current prospectus for more information.

AIM Technology Fund

Portfolio Composition

By industry, based on Net Assets
as of September 30, 2007

Semiconductors	22.6%
Communications Equipment	16.9
Computer Hardware	8.8
Wireless Telecommunication Services	6.3
Computer Storage & Peripherals	6.2
Internet Software & Services	6.1
Application Software	6.0
Systems Software	5.0
Home Entertainment Software	4.7
IT Consulting & Other Services	3.8
Semiconductor Equipment	3.8
Data Processing & Outsourced Services	3.0
Electronic Manufacturing Services	1.6
Electronic Equipment Manufacturers	1.4
Other Diversified Financial Services	1.3
Technology Distributors	1.1
Biotechnology	0.0
Money Market Funds Plus Other Assets Less Liabilities	1.4

Schedule of Investments(a)

September 30, 2007

(Unaudited)

	Shares	Value
Domestic Common Stocks & Other Equity Interests–78.86%
Application Software–6.00%
Adobe Systems Inc.(b)	623,295	$27,213,060
Amdocs Ltd.(b)	470,393	17,493,916
Autodesk, Inc.(b)	297,628	14,872,471
		59,579,447
Communications Equipment–9.45%
Cisco Systems, Inc.(b)	1,058,029	35,031,340
CommScope, Inc.(b)	216,333	10,868,570
F5 Networks, Inc.(b)	540,304	20,093,906
Foundry Networks, Inc.(b)	643,859	11,441,375
Harris Corp.	202,000	11,673,580
OpNext, Inc.(b)	409,374	4,748,738
		93,857,509

	Shares	Value
Computer Hardware–8.80%
Apple Inc.(b)	250,564	$38,471,597
Dell Inc.(b)	440,132	12,147,643
Hewlett–Packard Co.	536,647	26,719,654
NCR Corp.(b)	201,830	10,051,134
		87,390,028
Computer Storage & Peripherals–6.18%
EMC Corp.(b)	1,521,621	31,649,717
Network Appliance, Inc.(b)	670,728	18,049,291
Seagate Technology	456,735	11,683,281
		61,382,289
Data Processing & Outsourced Services–3.03%
VeriFone Holdings, Inc.(b)	679,553	30,124,584

AIM Technology Fund

	Shares	Value
Electronic Equipment Manufacturers–1.40%
Amphenol Corp.–Class A	351,048	$13,957,668
Home Entertainment Software–2.76%
Activision, Inc.(b)	824,210	17,794,694
Electronic Arts Inc.(b)	171,938	9,626,809
		27,421,503
Internet Software & Services–6.12%
Digital River, Inc.(b)(c)	308,860	13,821,485
eBay Inc.(b)	438,850	17,123,927
Google Inc.–Class A(b)	52,692	29,890,591
		60,836,003
IT Consulting & Other Services–3.81%
Accenture Ltd.–Class A	581,560	23,407,790
Cognizant Technology Solutions Corp.–Class A(b)	181,036	14,441,242
		37,849,032
Other Diversified Financial Services–1.34%
BlueStream Ventures L.P. (Acquired 08/03/00–11/28/06; Cost $23,866,660)(b)(d)(e)(f)(g)(h)	—	13,279,146
Semiconductor Equipment–3.75%
FormFactor Inc.(b)	329,375	14,614,369
KLA–Tencor Corp.	237,168	13,229,231
MEMC Electronic Materials, Inc.(b)	159,376	9,380,871
		37,224,471
Semiconductors–18.22%
Broadcom Corp.–Class A(b)	762,614	27,789,654
Integrated Device Technology, Inc.(b)	1,223,892	18,945,848
Intersil Corp.–Class A	790,715	26,433,602
National Semiconductor Corp.	794,079	21,535,423
Netlogic Microsystems Inc.(b)(c)	264,501	9,551,131
NVIDIA Corp.(b)	540,899	19,602,162
ON Semiconductor Corp.(b)	1,258,250	15,803,620
Texas Instruments Inc.	651,271	23,830,006
Xilinx, Inc.	668,291	17,469,127
		180,960,573
Systems Software–4.99%
McAfee Inc.(b)	356,265	12,422,960
Microsoft Corp.	691,797	20,380,340
Oracle Corp.(b)	772,980	16,735,017
		49,538,317

	Shares	Value
Technology Distributors–1.05%
Avnet, Inc.(b)	260,933	$10,400,789
Wireless Telecommunication Services–1.96%
American Tower Corp.–Class A(b)	446,899	19,457,982
Total Domestic Common Stocks & Other Equity Interests (Cost $570,505,966)		783,259,341
Foreign Common Stocks & Other Equity Interests–19.74%
Canada–3.13%
Research In Motion Ltd. (Communications Equipment)(b)	315,444	31,087,006
Finland–2.28%
Nokia Oyj–ADR (Communications Equipment)	596,809	22,636,966
Hong Kong–2.43%
China Mobile Ltd.–ADR (Wireless Telecommunication Services)	293,515	24,079,971
Israel–0.91%
NICE Systems Ltd.–ADR (Communications Equipment)(b)	252,300	9,042,432
Japan–1.93%
Nintendo Co., Ltd. (Home Entertainment Software)(c)(i)	37,100	19,204,980
Mexico–1.94%
America Movil S.A.B. de C.V.–Series L–ADR (Wireless Telecommunication Services)	301,737	19,311,168
Sweden–1.11%
Telefonaktiebolaget LM Ericsson–ADR (Communications Equipment)	277,369	11,039,286
Switzerland–1.84%
STMicroelectronics N.V.–New York Shares (Semiconductors)	1,093,355	18,313,696
Taiwan–4.17%
Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing Services)(i)	2,135,210	16,028,193
Siliconware Precision Industries Co.–ADR (Semiconductors)(c)	1,064,042	12,874,908
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Semiconductors)	1,233,771	12,485,763
		41,388,864
Total Foreign Common Stocks & Other Equity Interests (Cost $116,896,859)		196,104,369

AIM Technology Fund

	Shares	Value
Preferred Stocks–0.00%
Biotechnology–0.00%
Ingenex, Inc.–Series B, Pfd.(Acquired 09/27/94; Cost $178,316)(d)(e)(f)	30,627	$0
Money Market Funds–1.65%
Liquid Assets Portfolio–Institutional Class(j)(k)	8,207,806	8,207,806
Premier Portfolio–Institutional Class(j)(k)	8,207,806	8,207,806
Total Money Market Funds (Cost $16,415,612)		16,415,612
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.25% (Cost $703,996,753)		995,779,322

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.96%
Liquid Assets Portfolio–Institutional Class (Cost $19,455,398)(j)(k)	19,455,398	$19,455,398
TOTAL INVESTMENTS–102.21% (Cost $723,452,151)		1,015,234,720
OTHER ASSETS LESS LIABILITIES–(2.21)%		(21,913,465)
NET ASSETS–100.00%		$993,321,255

Investment Abbreviations:

ADR	–	American Depositary Receipt

Pfd.	–	Preferred

Notes to Schedule of Investments:

(a)  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non–income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2007 was $13,279,146, which represented 1.34% of the Fund's Net Assets. See Note 1A.

(e)  Security is considered venture capital.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $13,279,146, which represented 1.34% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(g)  The Fund has a remaining commitment of $1,105,887 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(h)  The Fund has a 10.29% ownership of BlueStream Ventures L.P. ("BlueStream") and BlueStream may be considered an affiliated company. The value of this security as of September 30, 2007 represented 1.34% of the Fund's Net Assets. See Note 3.

(i)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $35,233,173, which represented 3.55% of the Fund's Net Assets. See Note 1A.

(j)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(k)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $662,608,594)*	$966,084,564
Investments in affiliates (cost $60,843,557)	49,150,156
Total investments (cost $723,452,151)	1,015,234,720
Foreign currencies, at value (cost $466)	511
Cash	396,821
Receivables for:
Fund shares sold	606,714
Dividends	388,825
Investment for trustee deferred compensation and retirement plans	424,825
Other assets	26,499
Total assets	1,017,078,915
Liabilities:
Payables for:
Investments purchased	863,165
Fund shares reacquired	1,462,614
Trustee deferred compensation and retirement plans	532,762
Collateral upon return of securities loaned	19,455,398
Fund expenses advanced	104,861
Accrued distribution fees	256,933
Accrued trustees' and officer's fees and benefits	1,197
Accrued transfer agent fees	783,554
Accrued operating expenses	297,176
Total liabilities	23,757,660
Net assets applicable to shares outstanding	$993,321,255
Net assets consist of:
Shares of beneficial interest	$1,098,557,591
Undistributed net investment income (loss)	(4,058,318)
Undistributed net realized gain (loss)	(392,961,847)
Unrealized appreciation	291,783,829
$993,321,255

Net Assets:
Class A	$297,021,862
Class B	$63,683,473
Class C	$22,838,596
Investor Class	$609,766,146
Institutional Class	$11,178
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	8,987,420
Class B	2,009,828
Class C	740,402
Investor Class	18,620,644
Institutional Class	320.67
Class A:
Net asset value per share	$33.05
Offering price per share (Net asset value of $33.05 ÷ 94.50%)	$34.97
Class B:
Net asset value and offering price per share	$31.69
Class C:
Net asset value and offering price per share	$30.85
Investor Class:
Net asset value and offering price per share	$32.75
Institutional Class:
Net asset value and offering price per share	$34.86

*  At September 30, 2007, securities with an aggregate value of $18,714,065 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $517,037)	$3,274,122
Dividends from affiliates (includes securities lending income of $141,721)	674,663
Total investment income	3,948,785
Expenses:
Advisory fees	3,161,834
Administrative services fees	130,268
Custodian fees	25,971
Distribution fees:
Class A	356,643
Class B	310,261
Class C	106,788
Investor Class	721,998
Transfer agent fees — A, B, C and Investor	2,684,869
Transfer agent fees — Institutional	7
Trustees' and officer's fees and benefits	21,889
Other	288,884
Total expenses	7,809,412
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(91,400)
Net expenses	7,718,012
Net investment income (loss)	(3,769,227)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $2,451,979)	15,472,419
Foreign currencies	(6,283)
15,466,136
Change in net unrealized appreciation (depreciation) of:
Investment securities	130,981,181
Foreign currencies	(467)
130,980,714
Net realized and unrealized gain	146,446,850
Net increase in net assets resulting from operations	$142,677,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income (loss)	$(3,769,227)	$(11,651,997)
Net realized gain	15,466,136	177,122,721
Change in net unrealized appreciation (depreciation)	130,980,714	(172,235,226)
Net increase (decrease) in net assets resulting from operations	142,677,623	(6,764,502)
Share transactions—net:
Class A	(30,408,219)	(43,622,547)
Class B	(7,708,436)	(17,810,701)
Class C	(1,672,103)	(4,804,594)
Investor Class	(74,055,838)	(183,208,507)
Institutional Class	(3,000)	—
Net increase (decrease) in net assets resulting from share transactions	(113,847,596)	(249,446,349)
Net increase (decrease) in net assets	28,830,027	(256,210,851)
Net assets:
Beginning of period	964,491,228	1,220,702,079
End of period (including undistributed net investment income (loss) of $(4,058,318) and $(289,091), respectively)	$993,321,255	$964,491,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Technology Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Technology Fund

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM Technology Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L.  Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.  Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.55%, 2.30%, 2.30%, 1.55% and 1.30% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

AIM Technology Fund

For the six months ended September 30, 2007, AIM waived advisory fees of $7,173.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $927.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $16,394 in front-end sales commissions from the sale of Class A shares and $35, $30,292 and $930 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/07	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$12,325,340	$67,939,231	$(72,056,765)	$—	$8,207,806	$266,925	—
Premier Portfolio–Institutional Class	12,325,340	67,939,231	(72,056,765)	—	8,207,806	266,017	—
Subtotal	$24,650,680	$135,878,462	$(144,113,530)	$—	$16,415,612	$532,942	—

AIM Technology Fund

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/07	Dividend Income*	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$132,489,348	$(113,033,950)	$—	$19,455,398	$45,350	—
Premier Portfolio–Institutional Class	19,349,479	90,940,029	(110,289,508)	—	—	96,371	—
Subtotal	$19,349,479	$223,429,377	$(223,323,458)	$—	$19,455,398	$141,721	—

*  Net of compensation to counterparties.

Investments in Other Affiliates:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended September 30, 2007.

	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/07	Dividend Income	Realized Gain (Loss)
BlueStream Ventures L.P.	$12,207,471	$1,105,887	$—	$(34,212)	$13,279,146	$—	—
Total Investments in Affiliates	$56,207,630	$360,413,726	$(367,436,988)	$(34,212)	$49,150,156	$674,663	—

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $10,506,680, which resulted in net realized gains of $2,451,979.

NOTE 5—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $83,300.

NOTE 6—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $4,510 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the

AIM Technology Fund

extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2007, securities with an aggregate value of $18,714,065 were on loan to brokers. The loans were secured by cash collateral of $19,455,398 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2007, the Fund received dividends on cash collateral investments of $141,721 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2010	$41,337,458
March 31, 2011	367,910,113
Total capital loss carryforward	$409,247,571

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $124,275,651 and $211,602,704, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$301,348,513
Aggregate unrealized (depreciation) of investment securities	(8,746,356)
Net unrealized appreciation of investment securities	$292,602,157

Cost of investments for tax purposes is $722,632,563.

AIM Technology Fund

NOTE 11—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Class A	542,742	$16,844,394	1,354,442	$37,510,293
Class B	94,943	2,797,906	250,179	6,672,005
Class C	74,539	2,148,741	153,427	4,000,097
Investor Class	688,220	21,031,886	2,346,828	63,243,071
Institutional Class	—	—	—	—
Automatic conversion of Class B shares to Class A shares:
Class A	76,403	2,352,243	105,694	2,903,343
Class B	(79,548)	(2,352,243)	(109,412)	(2,903,343)
Reacquired:
Class A	(1,634,017)	(49,604,856)	(3,036,198)	(84,036,183)
Class B	(279,757)	(8,154,099)	(809,943)	(21,579,363)
Class C	(135,374)	(3,820,844)	(339,138)	(8,804,691)
Investor Class	(3,172,173)	(95,087,724)	(9,040,054)	(246,451,578)
Institutional Class	(95)	(3,000)	—	—
	(3,824,117)	$(113,847,596)	(9,124,175)	$(249,446,349)

(a)  There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 12% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 12—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Technology Fund

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004		2003(a)
Net asset value, beginning of period	$28.49		$28.45		$23.59		$24.71		$16.98		$30.41
Income from investment operations:
Net investment income (loss)	(0.12)		(0.30	)(b)	(0.28	)(b)	(0.19	)(b)	(0.33	)(b)	(0.20	)(b)(c)
Net gains (losses) on securities (both realized and unrealized)	4.68		0.34		5.14		(0.93)		8.06		(13.23)
Total from investment operations	4.56		0.04		4.86		(1.12)		7.73		(13.43)
Net asset value, end of period	$33.05		$28.49		$28.45		$23.59		$24.71		$16.98
Total return(d)	16.01%		0.14%		20.60%		(4.53)%		45.52%		(44.16)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$297,022		$284,962		$329,461		$314,755		$410,407		$4,460
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.57	%(e)	1.56%		1.57%		1.50%		1.50%		1.47%
Without fee waivers and/or expense reimbursements	1.57	%(e)	1.57%		1.63%		1.68%		1.93%		1.51%
Ratio of net investment income (loss) to average net assets	(0.74	)%(e)	(1.07)%		(1.09)%		(0.80)%		(1.31)%		(1.12)%
Portfolio turnover rate(f)	13%		126%		107%		92%		141%		107%

(a)  Class commenced sales on March 28, 2002

(b)  Calculated using average shares outstanding.

(c)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.20) for the year ended March 31, 2003.

(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(e)  Ratios are annualized and based on average daily net assets of $285,314,676.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004		2003(a)
Net asset value, beginning of period	$27.42		$27.59		$23.04		$24.29		$16.84		$30.41
Income from investment operations:
Net investment income (loss)	(0.23)		(0.48	)(b)	(0.45	)(b)	(0.34	)(b)	(0.48	)(b)	(0.27	)(b)(c)
Net gains (losses) on securities (both realized and unrealized)	4.50		0.31		5.00		(0.91)		7.93		(13.30)
Total from investment operations	4.27		(0.17)		4.55		(1.25)		7.45		(13.57)
Net asset value, end of period	$31.69		$27.42		$27.59		$23.04		$24.29		$16.84
Total return(d)	15.57%		(0.62)%		19.75%		(5.15)%		44.24%		(44.62)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$63,683		$62,355		$81,212		$88,240		$125,597		$532
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.32	%(e)	2.31%		2.30%		2.15%		2.15%		2.15%
Without fee waivers and/or expense reimbursements	2.32	%(e)	2.32%		2.36%		2.33%		3.16%		2.74%
Ratio of net investment income (loss) to average net assets	(1.49	)%(e)	(1.82)%		(1.82)%		(1.45)%		(1.96)%		(1.71)%
Portfolio turnover rate(f)	13%		126%		107%		92%		141%		107%

(a)  Class commenced sales on March 28, 2002

(b)  Calculated using average shares outstanding.

(c)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27) for the year ended March 31, 2003.

(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(e)  Ratios are annualized and based on average daily net assets of $62,052,280

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Technology Fund

NOTE 13—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004		2003
Net asset value, beginning of period	$26.69		$26.86		$22.43		$23.64		$16.39		$29.73
Income from investment operations:
Net investment income (loss)	(0.21)		(0.47	)(a)	(0.44	)(a)	(0.33	)(a)	(0.45	)(a)	(0.62	)(a)(b)
Net gains (losses) on securities (both realized and unrealized)	4.37		0.30		4.87		(0.88)		7.70		(12.72)
Total from investment operations	4.16		(0.17)		4.43		(1.21)		7.25		(13.34)
Net asset value, end of period	$30.85		$26.69		$26.86		$22.43		$23.64		$16.39
Total return(c)	15.59%		(0.63)%		19.75%		(5.12)%		44.23%		(44.87)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$22,839		$21,386		$26,507		$27,016		$37,191		$5,759
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.32	%(d)	2.31%		2.30%		2.15%		2.15%		2.69%
Without fee waivers and/or expense reimbursements	2.32	%(d)	2.32%		2.36%		2.33%		3.20%		3.95%
Ratio of net investment income (loss) to average net assets	(1.49	)%(d)	(1.82)%		(1.82)%		(1.45)%		(1.96)%		(2.39)%
Portfolio turnover rate(e)	13%		126%		107%		92%		141%		107%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.84) for the year ended March 31, 2003.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $21,357,614.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004		2003
Net asset value, beginning of period	$28.23		$28.19		$23.37		$24.49		$16.90		$30.41
Income from investment operations:
Net investment income (loss)	(0.12)		(0.28	)(a)	(0.27	)(a)	(0.20	)(a)	(0.35	)(a)	(0.14	)(a)(b)
Net gains (losses) on securities (both realized and unrealized)	4.64		0.32		5.09		(0.92)		7.94		(13.37)
Total from investment operations	4.52		0.04		4.82		(1.12)		7.59		(13.51)
Net asset value, end of period	$32.75		$28.23		$28.19		$23.37		$24.49		$16.90
Total return(c)	16.01%		0.14%		20.63%		(4.57)%		44.91%		(44.43)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$609,766		$595,776		$783,509		$892,630		$1,347,335		$853,530
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.56	%(d)	1.53%		1.57%		1.56%		1.72%		1.77%
Without fee waivers and/or expense reimbursements	1.56	%(d)	1.54%		1.61%		1.58%		1.75%		1.77%
Ratio of net investment income (loss) to average net assets	(0.73	)%(d)	(1.04)%		(1.09)%		(0.86)%		(1.53)%		(1.46)%
Portfolio turnover rate(e)	13%		126%		107%		92%		141%		107%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.29) for the year ended March 31, 2003.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $590,112,585.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Technology Fund

NOTE 13—Financial Highlights—(continued)

	Institutional Class
	Six months ended September 30,		Year ended March 31,
	2007		2007		2006		2005		2004		2003
Net asset value, beginning of period	$29.95		$29.70		$24.44		$25.35		$17.34		$30.93
Income from investment operations:
Net investment income (loss)	(0.01)		(0.11	)(a)	(0.09	)(a)	(0.02	)(a)	(0.16	)(a)	(0.12	)(a)(b)
Net gains (losses) on securities (both realized and unrealized)	4.92		0.36		5.35		(0.89)		8.17		(13.47)
Total from investment operations	4.91		0.25		5.26		(0.91)		8.01		(13.59)
Net asset value, end of period	$34.86		$29.95		$29.70		$24.44		$25.35		$17.34
Total return(c)	16.39%		0.84%		21.52%		(3.59)%		46.19%		(43.94)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$11		$12		$12		$11		$1,309,623		$707,040
Ratio of expenses to average net assets	0.88	%(d)	0.86%		0.81%		0.79	%(e)	0.86%		0.90%
Ratio of net investment income (loss) to average net assets	(0.05	)%(d)	(0.37)%		(0.33)%		(0.09)%		(0.67)%		(0.59)%
Portfolio turnover rate(f)	13%		126%		107%		92%		141%		107%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) for the year ended March 31, 2003.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $11,397.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Technology Fund

NOTE 14—Legal Proceedings—(continued)

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
A	$1,000.00	$1,160.10	$8.48	$1,017.15	$7.92	1.57%
B	1,000.00	1,155.70	12.50	1,013.40	11.68	2.32
C	1,000.00	1,155.90	12.50	1,013.40	11.68	2.32
Investor	1,000.00	1,160.10	8.42	1,017.20	7.87	1.56

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

AIM Technology Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Technology Fund (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for over-seeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Science & Technology Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was above the median performance of its peers for the one year period, comparable to such performance for the three year period and below such performance for the five year period. The Board noted that the Fund’s performance was above the performance of the Index for the one year period, comparable to such Index for the three year period and below such Index for the five year period. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance.

Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was below the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board also compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of other clients of AIM and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by AIM, two Canadian funds advised by an AIM affiliate and sub-advised by AIM, and three offshore funds advised and sub-advised by AIM affiliates. The Board noted that the Fund’s rate was: (i) below the rate for the mutual fund; (ii) above the sub-advisory fee rates for the two Canadian funds, although the advisory fee rates for such Canadian funds were above the Fund’s; and (iii) below the advisory fee rates for the three offshore funds.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

The Board noted that AIM has proposed that the contractual advisory fee waiver that had been formerly committed to by AIM through at least June 30, 2007 expire on such date and that AIM has not proposed any fee waivers for the Fund. However, the Board also noted that at its current asset level the Fund has an effective fee rate under its contractual advisory fee schedule that is lower than the fee rate under the contractual advisory fee waiver and that AIM therefore is not currently waiving any of the Fund’s advisory fees. The Board noted that AIM’s recommendation was made in response to the recommendation of the independent Senior Officer that AIM consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by AIM pursuant to procedures approved by the Board. The Board noted that AIM will receive advisory fees from these affiliated money market funds attributable to such investments, although AIM has contractually agreed to waive the advisory fees payable by the Fund with respect to its investment of uninvested cash in these affiliated money market funds through at least June 30, 2008. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Supplement to Semiannual Report dated 9/30/07

AIM Technology Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns

For periods ended 9/30/07

Inception (12/21/98)	1.50%
5 Years	17.90
1 Year	20.79
6 months*	16.39

* Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800-451-4246 or visit AIMinvestments.com.

Over for information on your Fund’s expenses.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

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AIMinvestments.com	I-TEC-INS-2	A I M Distributors, Inc.	– registered trademark –

Information about your Fund’s expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Institutional	$1,000.00	$1,163.90	$4.76	$1,020.60	$4.45	0.88%

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

AIMinvestments.com	I-TEC-INS-2	A I M Distributors, Inc.

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Register for eDelivery

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

Why sign up?

Register for eDelivery to:

•                  save your Fund the cost of printing and postage.

•                  reduce the amount of paper you receive.

•                  gain access to your documents faster by not waiting for the mail.

•                  view your documents online anytime at your convenience.

•                  save the documents to your personal computer or print them out for your records.

How do I sign up?

It’s easy. Just follow these simple steps:

1.               Log in to your account.

2.               Click on the “Service Center” tab.

3.               Select “Register for eDelivery” and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

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AIM Utilities Fund

Semiannual Report to Shareholders September 30, 2007

For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

Unless otherwise noted, all data in this report are from A I M Management Group Inc.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Not FDIC Insured   May lose value   No bank guarantee

SECTOR EQUITY

Sectors

Letter to Shareholders	2
Fund Performance	3
Schedule of Investments	4
Financial Statements	5
Notes to Financial Statements	8
Financial Highlights	15
Fund Expenses	19
Approval of Advisory Agreement	20

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[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM’s parent company, and Phil Taylor, who was named CEO of AIM Investments — registered trademark — in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO’s Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen’s direction, AIM’s cash management organization grew to one of the world’s largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

In other news, your Board took a more active role in preparing for “proxy season,” the period when fund managers must vote the shares held by their funds “for” or “against” various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and “say for pay.” The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against “poison pill” and “take under” proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the “About Us” tab, then go to “Required Notices” and “Proxy Voting Activity.”

Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab and go to “Investment Advisory Agreement Renewals.”

Your Board’s ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

1)	How important is it to you to hear about your Board’s decisions and activities in these letters?

2)	What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

3)	Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

We need to hear from you to do our best job, and I look forward to your responses.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Directors

November 19, 2007

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

2

AIM Utilities Fund

Fund Performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 3/31/07–9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	5.47%
Class B Shares	5.07
Class C Shares	5.09
Investor Class Shares	5.49
S&P 500 Index* (Broad Market Index)	8.43
Lipper Utility Funds Index* (Peer Group Index)	5.36

Source: *Lipper Inc.

The S&P 500 –– registered trademark –– Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Lipper Utility Funds Index is an equally weighted representation of the largest funds in the Lipper Utility Funds Category. These funds invest primarily in the equity securities of domestic and foreign companies providing utilities.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Fund performance

As of 9/30/07, including applicable sales charges

Class A Shares
Inception (3/28/02)	12.65%
5 Years	20.44
1 Year	18.91

Class B Shares
Inception (3/28/02)	12.90%
5 Years	20.76
1 Year	19.88

Class C Shares
Inception (2/14/00)	1.42%
5 Years	20.79
1 Year	23.97

Investor Class Shares
Inception (6/2/86)	9.89%
1	0 Years	8.12
5 Years	21.86
1 Year	25.89

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.32%, 2.07%, 2.07% and 1.32%, respectively.(1) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Investor Class shares was 1.42%, 2.17%, 2.17% and 1.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

(1)          Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2008. See current prospectus for more information.

3

AIM Utilities Fund

Portfolio Composition(a)

By industry, based on Net Assets
as of September 30, 2007

Electric Utilities	35.9%
Multi-Utilities	22.1
Integrated Telecommunication Services	12.9
Oil & Gas Storage & Transportation	10.0
Gas Utilities	8.8
Independent Power Producers & Energy Traders	5.8
Money Market Funds Plus Other Assets Less Liabilities	4.5

Schedule of Investments(a)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks–95.46%
Electric Utilities–35.88%
Duke Energy Corp.	750,000	$14,017,500
E.ON A.G. (Germany)	65,000	12,019,028
Edison International	290,000	16,080,500
Enel S.p.A. (Italy)(b)	500,000	5,652,343
Entergy Corp.	160,000	17,326,400
Exelon Corp.	250,000	18,840,000
FirstEnergy Corp.	180,000	11,401,200
FPL Group, Inc.	255,000	15,524,400
Pepco Holdings, Inc.	360,000	9,748,800
Portland General Electric Co.	230,000	6,394,000
PPL Corp.	280,000	12,964,000
Southern Co.	140,000	5,079,200
		145,047,371
Gas Utilities–8.77%
AGL Resources Inc.	225,000	8,914,500
Equitable Resources, Inc.	225,000	11,670,750
Questar Corp.	283,000	14,865,990
		35,451,240
Independent Power Producers & Energy Traders–5.83%
Constellation Energy Group	97,000	8,321,630
NRG Energy, Inc.(c)	360,000	15,224,400
		23,546,030
Integrated Telecommunication Services–12.89%
Alaska Communications Systems Group Inc.	865,000	$12,499,250
AT&T Inc.	570,000	24,116,700
Verizon Communications Inc.	350,000	15,498,000
		52,113,950

	Shares	Value
Multi-Utilities–22.08%
Ameren Corp.	180,000	9,450,000
CMS Energy Corp.	570,000	9,587,400
Dominion Resources, Inc.	130,000	10,959,000
National Grid PLC (United Kingdom)	570,000	9,143,388
OGE Energy Corp.	75,000	2,482,500
PG&E Corp.	255,000	12,189,000
SCANA Corp.	70,000	2,711,800
Sempra Energy	245,000	14,239,400
Veolia Environnement (France)(b)	110,000	9,459,448
Xcel Energy, Inc.	420,000	9,046,800
		89,268,736
Oil & Gas Storage & Transportation–10.01%
El Paso Corp.	845,000	14,339,650
Spectra Energy Corp.	400,000	9,792,000
Williams Cos., Inc. (The)	479,000	16,314,740
		40,446,390
Total Common Stocks (Cost $272,092,439)		385,873,717
Money Market Funds–4.48%
Liquid Assets Portfolio–Institutional Class(d)	9,048,897	9,048,897
Premier Portfolio–Institutional Class(d)	9,048,897	9,048,897
Total Money Market Funds (Cost $18,097,794)		18,097,794
TOTAL INVESTMENTS–99.94% (Cost $290,190,233)		403,971,511
OTHER ASSETS LESS LIABILITIES–0.06%		241,708
NET ASSETS–100.00%		$404,213,219

Notes to Schedule of Investments:

(a)  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $15,111,791, which represented 3.74% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

4

AIM Utilities Fund

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $272,092,439)	$385,873,717
Investments in affiliated money market funds (cost $18,097,794)	18,097,794
Total investments (cost $290,190,233)	403,971,511
Receivables for:
Fund shares sold	215,955
Dividends	874,106
Investment for trustee deferred compensation and retirement plans	79,726
Other assets	52,878
Total assets	405,194,176
Liabilities:
Payables for:
Fund shares reacquired	533,488
Trustee deferred compensation and retirement plans	109,041
Fund expenses advanced	14,030
Accrued distribution fees	119,655
Accrued trustees' and officer's fees and benefits	848
Accrued transfer agent fees	135,308
Accrued operating expenses	68,587
Total liabilities	980,957
Net assets applicable to shares outstanding	$404,213,219
Net assets consist of:
Shares of beneficial interest	$306,296,608
Undistributed net investment income	157,663
Undistributed net realized gain (loss)	(16,023,358)
Unrealized appreciation	113,782,306
$404,213,219

Net Assets:
Class A	$210,829,543
Class B	$50,619,671
Class C	$21,367,435
Investor Class	$102,900,580
Institutional Class	$18,495,990
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	11,107,079
Class B	2,658,288
Class C	1,113,307
Investor Class	5,376,624
Institutional Class	974,394
Class A:
Net asset value per share	$18.98
Offering price per share (Net asset value of $18.98 ÷ 94.50%)	$20.08
Class B:
Net asset value and offering price per share	$19.04
Class C:
Net asset value and offering price per share	$19.19
Investor Class:
Net asset value and offering price per share	$19.14
Institutional Class:
Net asset value and offering price per share	$18.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5

AIM Utilities Fund

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $105,378)	$5,967,482
Dividends from affiliated money market funds (includes securities lending income of $92,997)	430,243
Total investment income	6,397,725
Expenses:
Advisory fees	1,528,113
Administrative services fees	67,879
Custodian fees	19,477
Distribution fees:
Class A	273,117
Class B	258,015
Class C	110,835
Investor Class	141,971
Transfer agent fees - A, B, C and Investor	500,942
Transfer agent fees – Institutional	433
Trustees' and officer's fees and benefits	13,621
Other	114,260
Total expenses	3,028,663
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(73,897)
Net expenses	2,954,766
Net investment income	3,442,959
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	26,540,782
Foreign currencies	(4,236)
26,536,546
Change in net unrealized appreciation (depreciation) of:
Investment securities	(9,667,101)
Foreign currencies	812
(9,666,289)
Net realized and unrealized gain	16,870,257
Net increase in net assets resulting from operations	$20,313,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6

AIM Utilities Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$3,442,959	$6,087,717
Net realized gain	26,536,546	33,010,103
Change in net unrealized appreciation (depreciation)	(9,666,289)	54,523,220
Net increase in net assets resulting from operations	20,313,216	93,621,040
Distributions to shareholders from net investment income:
Class A	(1,911,389)	(3,468,997)
Class B	(251,161)	(551,443)
Class C	(115,024)	(163,522)
Investor Class	(972,717)	(1,823,569)
Institutional Class	(125,376)	(56,082)
Decrease in net assets resulting from distributions	(3,375,667)	(6,063,613)
Share transactions-net:
Class A	(12,792,008)	31,857,689
Class B	(1,425,160)	(4,000,356)
Class C	2,938,723	2,815,318
Investor Class	(7,707,557)	(2,573,026)
Institutional Class	12,496,780	3,757,205
Net increase (decrease) in net assets resulting from share transactions	(6,489,222)	31,856,830
Net increase in net assets	10,448,327	119,414,257
Net assets:
Beginning of period	393,764,892	274,350,635
End of period (including undistributed net investment income of $157,663 and $90,371, respectively)	$404,213,219	$393,764,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7

AIM Utilities Fund

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Utilities Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objectives are capital growth and income.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

8

AIM Utilities Fund

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains

9

AIM Utilities Fund

and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

Average Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.30%, 2.05%, 2.05%, 1.30% and 1.05% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

10

AIM Utilities Fund

Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

For the six months ended September 30, 2007, AIM waived advisory fees of $3,498 and reimbursed $55,928 of class level expenses of Class A, Class B, Class C and Investor Class shares in proportion to the net assets of each class.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $278.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $71,961 in front-end sales commissions from the sale of Class A shares and $341, $14,322 and $1,402 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

11

AIM Utilities Fund

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income
Liquid Assets Portfolio-Institutional Class	$10,637,280	$43,276,341	$(44,864,724)	$9,048,897	$168,939
Premier Portfolio-Institutional Class	10,637,280	43,276,341	(44,864,724)	9,048,897	168,307
Subtotal	$21,274,560	$86,552,682	$(89,729,448)	$18,097,794	$337,246

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/07	Purchases at Cost	Proceeds from Sales	Value 09/30/07	Dividend Income*
Premier Portfolio-Institutional Class	$23,229,940	$14,127,964	$(37,357,904)	$—	$92,997
Total Investments in Affiliates	$44,504,500	$100,680,646	$(127,087,352)	$18,097,794	$430,243

*  Net of compensation to counterparties.

NOTE 4—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $14,193.

NOTE 5—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $3,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

12

AIM Utilities Fund

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2007, there were no securities out on loan. For the six months ended September 30, 2007, the Fund received dividends on cash collateral investments of $92,997 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2007 to utilizing $32,255,111 of capital loss carryforward in the fiscal year ended March 31, 2008.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2010	$17,893,455
March 31, 2011	23,729,348
March 31, 2013	303,708
Total capital loss carryforward	$41,926,511

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $67,515,435 and $73,641,500, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$115,181,457
Aggregate unrealized (depreciation) of investment securities	(2,006,874)
Net unrealized appreciation of investment securities	$113,174,583

Cost of investments for tax purposes is $290,796,928.

13

AIM Utilities Fund

NOTE 10—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Class A	2,194,420	$41,411,009	4,798,546	$74,945,855
Class B	377,959	7,146,606	988,110	15,510,063
Class C	585,698	11,228,037	570,849	9,087,698
Investor Class	1,246,651	23,941,329	1,101,638	17,679,918
Institutional Class	811,327	14,693,662	243,708	3,959,498
Issued as reinvestment of dividends:
Class A	91,846	1,722,965	199,218	3,099,093
Class B	11,979	225,241	31,991	489,229
Class C	5,644	106,914	9,292	144,308
Investor Class	49,097	928,196	110,665	1,732,104
Institutional Class	6,646	125,376	3,443	56,082
Automatic conversion of Class B shares to Class A shares:
Class A	148,426	2,770,569	330,474	5,190,983
Class B	(148,026)	(2,770,569)	(329,541)	(5,190,983)
Reacquired:
Class A	(3,133,584)	(58,696,550)	(3,279,773)	(51,378,242)
Class B	(320,655)	(6,026,438)	(952,554)	(14,808,665)
Class C	(443,266)	(8,396,229)	(411,182)	(6,416,688)
Investor Class	(1,754,215)	(32,577,082)	(1,410,976)	(21,985,048)
Institutional Class	(126,343)	(2,322,258)	(16,026)	(258,375)
	(396,396)	$(6,489,222)	1,987,882	$31,856,830

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

14

AIM Utilities Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$18.15		$13.92	$12.28	$10.10	$8.13	$10.66
Income from investment operations:
Net investment income	0.17	(b)	0.31	0.28	0.30 (b)	0.22 (b)	0.16
Net gains (losses) on securities (both realized and unrealized)	0.82		4.23	1.65	2.18	1.98	(2.40)
Total from investment operations	0.99		4.54	1.93	2.48	2.20	(2.24)
Less dividends from net investment income	(0.16)		(0.31)	(0.29)	(0.30)	(0.23)	(0.29)
Net asset value, end of period	$18.98		$18.15	$13.92	$12.28	$10.10	$8.13
Total return(c)	5.47%		33.05%	15.74%	24.95%	27.33%	(21.05)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$210,830		$214,289	$135,835	$113,325	$101,899	$450
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.31	%(d)	1.31%	1.30%	1.40%	1.40%	1.41%
Without fee waivers and/or expense reimbursements	1.34	%(d)	1.41%	1.46%	1.46%	1.77%	1.74%
Ratio of net investment income to average net assets	1.77	%(d)	2.01%	2.06%	2.76%	2.27%	2.79%
Portfolio turnover rate(e)	17%		33%	37%	33%	101%	64%

(a)  Class commenced on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $218,493,696.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$18.21		$13.97	$12.32	$10.13	$8.15	$10.66
Income from investment operations:
Net investment income	0.10	(b)	0.20	0.18	0.23 (b)	0.16 (b)	0.13
Net gains (losses) on securities (both realized and unrealized)	0.82		4.24	1.66	2.19	1.98	(2.43)
Total from investment operations	0.92		4.44	1.84	2.42	2.14	(2.30)
Less dividends from net investment income	(0.09)		(0.20)	(0.19)	(0.23)	(0.16)	(0.21)
Net asset value, end of period	$19.04		$18.21	$13.97	$12.32	$10.13	$8.15
Total return(c)	5.07%		32.02%	14.92%	24.17%	26.47%	(21.67)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$50,620		$49,840	$41,888	$35,303	$34,606	$193
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.06	%(d)	2.06%	2.05%	2.05%	2.05%	2.14%
Without fee waivers and/or expense reimbursements	2.09	%(d)	2.16%	2.21%	2.21%	2.79%	2.69%
Ratio of net investment income to average net assets	1.02	%(d)	1.26%	1.31%	2.11%	1.62%	1.84%
Portfolio turnover rate(e)	17%		33%	37%	33%	101%	64%

(a)  Class commenced on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $51,603,034.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

15

AIM Utilities Fund

NOTE 12—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.35		$14.08	$12.41	$10.21	$8.22	$10.63
Income from investment operations:
Net investment income	0.10	(a)	0.20	0.18	0.23 (a)	0.16 (a)	0.15
Net gains (losses) on securities (both realized and unrealized)	0.83		4.27	1.68	2.20	1.98	(2.47)
Total from investment operations	0.93		4.47	1.86	2.43	2.14	(2.32)
Less dividends from net investment income	(0.09)		(0.20)	(0.19)	(0.23)	(0.15)	(0.09)
Net asset value, end of period	$19.19		$18.35	$14.08	$12.41	$10.21	$8.22
Total return(b)	5.09%		31.99%	14.98%	24.08%	26.17%	(21.85)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$21,367		$17,711	$11,208	$6,900	$6,437	$667
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.06	%(c)	2.06%	2.05%	2.05%	2.05%	2.05%
Without fee waivers and/or expense reimbursements	2.09	%(c)	2.16%	2.21%	2.21%	3.14%	3.70%
Ratio of net investment income to average net assets	1.02	%(c)	1.26%	1.31%	2.11%	1.62%	1.75%
Portfolio turnover rate(d)	17%		33%	37%	33%	101%	64%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $22,166,944.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.30		$14.04	$12.38	$10.18	$8.19	$10.66
Income from investment operations:
Net investment income	0.17	(a)	0.32	0.28	0.31 (a)	0.22 (a)	0.23
Net gains (losses) on securities (both realized and unrealized)	0.83		4.26	1.67	2.21	2.01	(2.46)
Total from investment operations	1.00		4.58	1.95	2.52	2.23	(2.23)
Less dividends from net investment income	(0.16)		(0.32)	(0.29)	(0.32)	(0.24)	(0.24)
Net asset value, end of period	$19.14		$18.30	$14.04	$12.38	$10.18	$8.19
Total return(b)	5.49%		33.00%	15.79%	25.08%	27.50%	(20.99)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$102,901		$106,793	$84,701	$79,536	$69,065	$72,749
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.31	%(c)	1.31%	1.30%	1.30%	1.30%	1.30%
Without fee waivers and/or expense reimbursements	1.34	%(c)	1.41%	1.46%	1.46%	2.01%	1.90%
Ratio of net investment income to average net assets	1.77	%(c)	2.01%	2.06%	2.86%	2.37%	2.63%
Portfolio turnover rate(d)	17%		33%	37%	33%	101%	64%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $113,576,549.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

16

AIM Utilities Fund

NOTE 12—Financial Highlights—(continued)

	Institutional Class
	Six months ended September 30, 2007		Year ended March 31, 2007	October 25, 2005 (commencement date) to March 31, 2006
Net asset value, beginning of period	$18.15		$13.92	$13.48
Income from investment operations:
Net investment income	0.21	(a)	0.36	0.13
Net gains on securities (both realized and unrealized)	0.82		4.24	0.46
Total from investment operations	1.03		4.60	0.59
Less distributions from net investment income	(0.20)		(0.37)	(0.15)
Net asset value, end of period	$18.98		$18.15	$13.92
Total return(b)	5.70%		33.54%	4.34%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$18,496		$5,132	$719
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.85	%(c)	0.91%	0.92	%(d)
Without fee waivers and/or expense reimbursements	0.85	%(c)	0.91%	1.05	%(d)
Ratio of net investment income to average net assets	2.23	%(c)	2.41%	2.44	%(d)
Portfolio turnover rate(e)	17%		33%	37%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $10,502,102.

(d)  Annualized.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the SEC has until November 5, 2007 to finally approve the Distribution Plans. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor—Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

17

AIM Utilities Fund

NOTE 13—Legal Proceedings—(continued)

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

18

AIM Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
A	$1,000.00	$1,054.70	$6.73	$1,018.45	$6.61	1.31%
B	1,000.00	1,050.70	10.56	1,014.70	10.38	2.06
C	1,000.00	1,050.90	10.56	1,014.70	10.38	2.06
Investor	1,000.00	1,054.90	6.73	1,018.45	6.61	1.31

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

19

AIM Utilities Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Utilities Fund (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Utility Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one and three year periods and at the median performance for the five year period. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board

20

also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was below the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board also compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of other clients of AIM and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by AIM. The Board noted that the Fund’s rate was above the rate for the mutual fund.

The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through at least June 30, 2008 and that this fee waiver includes breakpoints based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board noted that, according to information provided by AIM, this fee waiver reduces the Fund’s effective advisory fees to a level generally in line with the median effective advisory fees for the Fund’s peers, as determined by AIM. The Board noted that this fee waiver was proposed by AIM in response to the recommendation of the independent Senior Officer that AIM consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board also noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of these fee waivers/expense limitations, and considered the effect these fee waivers/expense limitations would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the fee waivers/expense limitations discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. The Board also noted that AIM’s contractual advisory fee waiver discussed above includes breakpoints based on net asset levels. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by AIM pursuant to procedures approved by the Board. The Board noted that AIM will receive advisory fees from these affiliated money market funds attributable to such investments, although AIM has contractually agreed to waive the advisory fees payable by the Fund with respect to its investment of uninvested cash in these affiliated money market funds through at least June 30, 2008. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21

Supplement to Semiannual Report dated 9/30/07

AIM Utilities Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns

For periods ended 9/30/07

Inception (10/25/05)	22.19%
1 Year	26.42
6 months*	5.70

* Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800-451-4246 or visit AIMinvestments.com.

Over for information on your Fund’s expenses.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

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Information about your Fund’s expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Institutional	$1,000.00	$1,057.00	$4.37	$1,020.75	$4.29	0.85%

(1)

The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

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Register for eDelivery

eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

Why sign up?

Register for eDelivery to:

•                  save your Fund the cost of printing and postage.

•                  reduce the amount of paper you receive.

•                  gain access to your documents faster by not waiting for the mail.

•                  view your documents online anytime at your convenience.

•                  save the documents to your personal computer or print them out for your records.

How do I sign up?

It’s easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the “Service Center” tab.

3. Select “Register for eDelivery” and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

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ITEM 2.        CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                        PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT   INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                  CONTROLS AND PROCEDURES.

 (a)                                                                               As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant’s disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and  (2)  that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b)                                                                              There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                  EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds

By:	/s/	Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:		December 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/	Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:		December 7, 2007

By:	/s/	Sidney M. Dilgren
Sidney M. Dilgren
Principal Financial Officer

Date:		December 7, 2007

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.